Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BARON SELECT FUNDS
Entity Central Index Key	0001217673
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000001642
Shareholder Report [Line Items]
Fund Name	Baron Partners Fund
Class Name	Retail
Trading Symbol	BPTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Partners Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$214	1.91%

Expenses Paid, Amount	$ 214
Expense Ratio, Percent	1.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Despite heightened market volatility to begin the year that resulted in a short-lived bear market, U.S. equities rebound sharply from April 8 lows to finish in positive territory for a third consecutive year. The principal catalyst for the market recovery was renewed rate cuts, with the Federal Reserve lowering its policy rate by 25 basis points on three separate occasions. Robust corporate earnings, narrowing trade uncertainties, a resilient consumer, increased M&A/IPO activity, and sustained AI optimism also contributed to market strength during the year. The Fund meaningfully outperformed for a third straight year, with most of the relative gains in 2025 coming from private companies SpaceX and xAI.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	Retail	Russell 3000 Index	Russell Midcap Growth Index
12/31/15	$10,000	$10,000	$10,000
03/31/16	$9,728	$10,097	$10,058
06/30/16	$10,039	$10,362	$10,215
09/30/16	$10,407	$10,818	$10,684
12/31/16	$10,404	$11,274	$10,733
03/31/17	$11,656	$11,921	$11,473
06/30/17	$13,360	$12,280	$11,956
09/30/17	$13,540	$12,842	$12,588
12/31/17	$13,686	$13,656	$13,445
03/31/18	$14,155	$13,568	$13,737
06/30/18	$15,786	$14,095	$14,171
09/30/18	$16,112	$15,099	$15,244
12/31/18	$13,411	$12,940	$12,806
03/31/19	$15,654	$14,757	$15,319
06/30/19	$16,819	$15,361	$16,146
09/30/19	$16,531	$15,540	$16,038
12/31/19	$19,445	$16,954	$17,348
03/31/20	$15,410	$13,410	$13,872
06/30/20	$23,016	$16,364	$18,070
09/30/20	$33,847	$17,871	$19,763
12/31/20	$48,326	$20,495	$23,522
03/31/21	$48,111	$21,796	$23,389
06/30/21	$50,401	$23,592	$25,979
09/30/21	$53,150	$23,568	$25,781
12/31/21	$63,495	$25,754	$26,516
03/31/22	$59,749	$24,395	$23,180
06/30/22	$41,473	$20,321	$18,296
09/30/22	$45,587	$19,413	$18,176
12/31/22	$36,471	$20,808	$19,431
03/31/23	$44,979	$22,302	$21,206
06/30/23	$51,936	$24,172	$22,528
09/30/23	$48,180	$23,386	$21,351
12/31/23	$52,191	$26,209	$24,457
03/31/24	$47,460	$28,835	$26,779
06/30/24	$47,918	$29,762	$25,919
09/30/24	$54,562	$31,616	$27,614
12/31/24	$69,276	$32,448	$29,862
03/31/25	$57,203	$30,916	$27,736
06/30/25	$64,114	$34,314	$32,785
09/30/25	$72,508	$37,120	$33,696
12/31/25	$86,282	$38,012	$32,448

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Retail	24.55%	12.29%	24.05%
Russell Midcap Growth Index	8.66%	6.65%	12.49%
Russell 3000 Index	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 9,687,799,024
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 76,231,995
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$9,687,799,024
# of Issuers	22
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$76,231,995

Holdings [Text Block]

Sector Breakdown

(as a % of total investments)Footnote Reference*

Value	Value
Consumer Discretionary	37.4%
Industrials	29.2%
Financials	17.2%
Real Estate	5.0%
Information Technology	4.6%
Health Care	3.9%
Communication Services	2.7%
Unclassified	0.0%
Footnote	Description
Footnote*	Individual weights may not sum to 100% (or displayed total) due torounding.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Investments (12/31/25)*
Space Exploration Technologies Corp.	28.6%
Tesla, Inc.	26.7%
Arch Capital Group Ltd.	5.4%
Hyatt Hotels Corp.	4.9%
CoStar Group, Inc.	4.2%
MSCI, Inc.	4.2%
The Charles Schwab Corp.	4.0%
IDEXX Laboratories, Inc.	3.9%
FactSet Research Systems, Inc.	3.5%
Gartner, Inc.	2.9%
Total	88.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000077805
Shareholder Report [Line Items]
Fund Name	Baron Partners Fund
Class Name	Institutional
Trading Symbol	BPTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Partners Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$186	1.65%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Despite heightened market volatility to begin the year that resulted in a short-lived bear market, U.S. equities rebound sharply from April 8 lows to finish in positive territory for a third consecutive year. The principal catalyst for the market recovery was renewed rate cuts, with the Federal Reserve lowering its policy rate by 25 basis points on three separate occasions. Robust corporate earnings, narrowing trade uncertainties, a resilient consumer, increased M&A/IPO activity, and sustained AI optimism also contributed to market strength during the year. The Fund meaningfully outperformed for a third straight year, with most of the relative gains in 2025 coming from private companies SpaceX and xAI.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	Institutional	Russell 3000 Index	Russell Midcap Growth Index
12/31/15	$1,000,000	$1,000,000	$1,000,000
03/31/16	$973,444	$1,009,683	$1,005,789
06/30/16	$1,005,256	$1,036,242	$1,021,506
09/30/16	$1,042,600	$1,081,814	$1,068,413
12/31/16	$1,042,877	$1,127,351	$1,073,286
03/31/17	$1,169,571	$1,192,098	$1,147,280
06/30/17	$1,341,355	$1,228,046	$1,195,639
09/30/17	$1,360,166	$1,284,185	$1,258,804
12/31/17	$1,375,657	$1,365,567	$1,344,480
03/31/18	$1,423,790	$1,356,766	$1,373,716
06/30/18	$1,588,935	$1,409,528	$1,417,093
09/30/18	$1,622,960	$1,509,942	$1,524,431
12/31/18	$1,351,591	$1,293,987	$1,280,608
03/31/19	$1,578,700	$1,475,708	$1,531,881
06/30/19	$1,697,095	$1,536,139	$1,614,630
09/30/19	$1,668,926	$1,553,997	$1,603,754
12/31/19	$1,964,977	$1,695,370	$1,734,838
03/31/20	$1,558,219	$1,341,042	$1,387,178
06/30/20	$2,329,005	$1,636,441	$1,806,952
09/30/20	$3,427,188	$1,787,117	$1,976,326
12/31/20	$4,896,301	$2,049,495	$2,352,210
03/31/21	$4,877,763	$2,179,574	$2,338,914
06/30/21	$5,113,251	$2,359,167	$2,597,879
09/30/21	$5,395,379	$2,356,767	$2,578,138
12/31/21	$6,449,764	$2,575,418	$2,651,600
03/31/22	$6,073,332	$2,439,475	$2,318,020
06/30/22	$4,218,105	$2,032,055	$1,829,573
09/30/22	$4,639,781	$1,941,331	$1,817,629
12/31/22	$3,714,454	$2,080,759	$1,943,071
03/31/23	$4,583,992	$2,230,164	$2,120,587
06/30/23	$5,296,424	$2,417,203	$2,252,787
09/30/23	$4,916,482	$2,338,552	$2,135,103
12/31/23	$5,329,128	$2,620,858	$2,445,678
03/31/24	$4,849,150	$2,883,451	$2,677,937
06/30/24	$4,898,847	$2,976,182	$2,591,881
09/30/24	$5,581,781	$3,161,573	$2,761,425
12/31/24	$7,091,753	$3,244,826	$2,986,248
03/31/25	$5,859,766	$3,091,607	$2,773,626
06/30/25	$6,571,459	$3,431,413	$3,278,473
09/30/25	$7,436,715	$3,711,972	$3,369,592
12/31/25	$8,854,926	$3,801,166	$3,244,767

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional	24.86%	12.58%	24.37%
Russell Midcap Growth Index	8.66%	6.65%	12.49%
Russell 3000 Index	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 9,687,799,024
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 76,231,995
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$9,687,799,024
# of Issuers	22
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$76,231,995

Holdings [Text Block]

Sector Breakdown

(as a % of total investments)Footnote Reference*

Value	Value
Consumer Discretionary	37.4%
Industrials	29.2%
Financials	17.2%
Real Estate	5.0%
Information Technology	4.6%
Health Care	3.9%
Communication Services	2.7%
Unclassified	0.0%
Footnote	Description
Footnote*	Individual weights may not sum to 100% (or displayed total) due torounding.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Investments (12/31/25)*
Space Exploration Technologies Corp.	28.6%
Tesla, Inc.	26.7%
Arch Capital Group Ltd.	5.4%
Hyatt Hotels Corp.	4.9%
CoStar Group, Inc.	4.2%
MSCI, Inc.	4.2%
The Charles Schwab Corp.	4.0%
IDEXX Laboratories, Inc.	3.9%
FactSet Research Systems, Inc.	3.5%
Gartner, Inc.	2.9%
Total	88.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000174760
Shareholder Report [Line Items]
Fund Name	Baron Partners Fund
Class Name	R6
Trading Symbol	BPTUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Partners Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$186	1.65%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Despite heightened market volatility to begin the year that resulted in a short-lived bear market, U.S. equities rebound sharply from April 8 lows to finish in positive territory for a third consecutive year. The principal catalyst for the market recovery was renewed rate cuts, with the Federal Reserve lowering its policy rate by 25 basis points on three separate occasions. Robust corporate earnings, narrowing trade uncertainties, a resilient consumer, increased M&A/IPO activity, and sustained AI optimism also contributed to market strength during the year. The Fund meaningfully outperformed for a third straight year, with most of the relative gains in 2025 coming from private companies SpaceX and xAI.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	R6	Russell 3000 Index	Russell Midcap Growth Index
12/31/15	$5,000,000	$5,000,000	$5,000,000
03/31/16	$4,867,220	$5,048,414	$5,028,946
06/30/16	$5,026,279	$5,181,212	$5,107,528
09/30/16	$5,213,001	$5,409,069	$5,342,065
12/31/16	$5,215,768	$5,636,756	$5,366,432
03/31/17	$5,847,856	$5,960,489	$5,736,399
06/30/17	$6,706,777	$6,140,231	$5,978,195
09/30/17	$6,800,830	$6,420,923	$6,294,019
12/31/17	$6,878,285	$6,827,836	$6,722,400
03/31/18	$7,118,949	$6,783,829	$6,868,579
06/30/18	$7,944,675	$7,047,641	$7,085,463
09/30/18	$8,114,799	$7,549,711	$7,622,156
12/31/18	$6,757,953	$6,469,935	$6,403,042
03/31/19	$7,893,499	$7,378,538	$7,659,406
06/30/19	$8,486,860	$7,680,695	$8,073,149
09/30/19	$8,346,014	$7,769,985	$8,018,768
12/31/19	$9,824,878	$8,476,848	$8,674,188
03/31/20	$7,791,092	$6,705,212	$6,935,891
06/30/20	$11,645,020	$8,182,206	$9,034,759
09/30/20	$17,135,945	$8,935,585	$9,881,629
12/31/20	$24,480,119	$10,247,474	$11,761,051
03/31/21	$24,387,430	$10,897,872	$11,694,569
06/30/21	$25,564,874	$11,795,834	$12,989,394
09/30/21	$26,975,515	$11,783,835	$12,890,692
12/31/21	$32,247,521	$12,877,088	$13,258,002
03/31/22	$30,365,345	$12,197,377	$11,590,101
06/30/22	$21,090,699	$10,160,274	$9,147,863
09/30/22	$23,197,530	$9,706,657	$9,088,144
12/31/22	$18,570,849	$10,403,795	$9,715,353
03/31/23	$22,916,980	$11,150,818	$10,602,937
06/30/23	$26,479,171	$12,086,016	$11,263,933
09/30/23	$24,577,839	$11,692,758	$10,675,517
12/31/23	$26,641,089	$13,104,290	$12,228,391
03/31/24	$24,242,782	$14,417,255	$13,389,684
06/30/24	$24,489,666	$14,880,912	$12,959,404
09/30/24	$27,904,369	$15,807,865	$13,807,127
12/31/24	$35,452,704	$16,224,131	$14,931,241
03/31/25	$29,292,700	$15,458,036	$13,868,128
06/30/25	$32,851,204	$17,157,066	$16,392,365
09/30/25	$37,175,925	$18,559,858	$16,847,961
12/31/25	$44,265,461	$19,005,828	$16,223,836

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
R6	24.86%	12.58%	24.37%
Russell Midcap Growth Index	8.66%	6.65%	12.49%
Russell 3000 Index	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 9,687,799,024
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 76,231,995
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$9,687,799,024
# of Issuers	22
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$76,231,995

Holdings [Text Block]

Sector Breakdown

(as a % of total investments)Footnote Reference*

Value	Value
Consumer Discretionary	37.4%
Industrials	29.2%
Financials	17.2%
Real Estate	5.0%
Information Technology	4.6%
Health Care	3.9%
Communication Services	2.7%
Unclassified	0.0%
Footnote	Description
Footnote*	Individual weights may not sum to 100% (or displayed total) due torounding.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Investments (12/31/25)*
Space Exploration Technologies Corp.	28.6%
Tesla, Inc.	26.7%
Arch Capital Group Ltd.	5.4%
Hyatt Hotels Corp.	4.9%
CoStar Group, Inc.	4.2%
MSCI, Inc.	4.2%
The Charles Schwab Corp.	4.0%
IDEXX Laboratories, Inc.	3.9%
FactSet Research Systems, Inc.	3.5%
Gartner, Inc.	2.9%
Total	88.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000065146
Shareholder Report [Line Items]
Fund Name	Baron Focused Growth Fund
Class Name	Retail
Trading Symbol	BFGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Focused Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$145	1.31%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Despite heightened market volatility to begin the year that resulted in a short-lived bear market, U.S. equities rebound sharply from April 8 lows to finish in positive territory for a third consecutive year. The principal catalyst for the market recovery was renewed rate cuts, with the Federal Reserve lowering its policy rate by 25 basis points on three separate occasions. Robust corporate earnings, narrowing trade uncertainties, a resilient consumer, increased M&A/IPO activity, and sustained AI optimism also contributed to market strength during the year. The Fund meaningfully outperformed for a third straight year, with most of the relative gains in 2025 coming from private companies SpaceX and xAI.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	Retail	Russell 3000 Index	Russell 2500 Growth Index
12/31/15	$10,000	$10,000	$10,000
03/31/16	$9,908	$10,097	$9,734
06/30/16	$10,038	$10,362	$9,997
09/30/16	$10,138	$10,818	$10,695
12/31/16	$10,067	$11,274	$10,973
03/31/17	$10,926	$11,921	$11,659
06/30/17	$12,019	$12,280	$12,140
09/30/17	$12,401	$12,842	$12,841
12/31/17	$12,721	$13,656	$13,656
03/31/18	$12,845	$13,568	$13,981
06/30/18	$14,466	$14,095	$14,754
09/30/18	$14,877	$15,099	$15,811
12/31/18	$13,199	$12,940	$12,637
03/31/19	$14,802	$14,757	$15,036
06/30/19	$14,944	$15,361	$15,659
09/30/19	$14,877	$15,540	$15,161
12/31/19	$17,163	$16,954	$16,763
03/31/20	$14,280	$13,410	$12,871
06/30/20	$20,080	$16,364	$17,101
09/30/20	$28,839	$17,871	$18,704
12/31/20	$38,137	$20,495	$23,547
03/31/21	$38,145	$21,796	$24,133
06/30/21	$39,051	$23,592	$25,589
09/30/21	$40,916	$23,568	$24,685
12/31/21	$45,319	$25,754	$24,735
03/31/22	$41,654	$24,395	$21,691
06/30/22	$33,338	$20,321	$17,450
09/30/22	$34,050	$19,413	$17,429
12/31/22	$32,494	$20,808	$18,251
03/31/23	$37,162	$22,302	$19,446
06/30/23	$39,887	$24,172	$20,693
09/30/23	$37,752	$23,386	$19,278
12/31/23	$41,398	$26,209	$21,706
03/31/24	$42,068	$28,835	$23,553
06/30/24	$41,954	$29,762	$22,561
09/30/24	$46,861	$31,616	$24,137
12/31/24	$53,618	$32,448	$24,723
03/31/25	$49,325	$30,916	$22,053
06/30/25	$55,595	$34,314	$24,548
09/30/25	$58,241	$37,120	$27,182
12/31/25	$65,385	$38,012	$27,272

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Retail	21.94%	11.39%	20.66%
Russell 2500 Growth Index	10.31%	2.98%	10.55%
Russell 3000 Index	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 3,418,080,575
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 25,433,058
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,418,080,575
# of Issuers	28
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$25,433,058

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Consumer Discretionary	36.0%
Industrials	21.5%
Financials	14.7%
Communication Services	9.2%
Information Technology	8.2%
Health Care	4.9%
Real Estate	2.7%
Cash and Cash Equivalents	2.7%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
Space Exploration Technologies Corp.	19.2%
Tesla, Inc.	8.1%
IDEXX Laboratories, Inc.	4.7%
Spotify Technology SA	4.5%
MSCI, Inc.	4.3%
On Holding AG	4.3%
Interactive Brokers Group, Inc.	4.1%
X.AI Holdings Corp.	3.7%
Red Rock Resorts, Inc.	3.7%
Hyatt Hotels Corp.	3.7%
Total	60.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000077806
Shareholder Report [Line Items]
Fund Name	Baron Focused Growth Fund
Class Name	Institutional
Trading Symbol	BFGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Focused Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$117	1.05%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Despite heightened market volatility to begin the year that resulted in a short-lived bear market, U.S. equities rebound sharply from April 8 lows to finish in positive territory for a third consecutive year. The principal catalyst for the market recovery was renewed rate cuts, with the Federal Reserve lowering its policy rate by 25 basis points on three separate occasions. Robust corporate earnings, narrowing trade uncertainties, a resilient consumer, increased M&A/IPO activity, and sustained AI optimism also contributed to market strength during the year. The Fund meaningfully outperformed for a third straight year, with most of the relative gains in 2025 coming from private companies SpaceX and xAI.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	Institutional	Russell 3000 Index	Russell 2500 Growth Index
12/31/15	$1,000,000	$1,000,000	$1,000,000
03/31/16	$991,698	$1,009,683	$973,408
06/30/16	$1,005,283	$1,036,242	$999,683
09/30/16	$1,015,849	$1,081,814	$1,069,507
12/31/16	$1,009,717	$1,127,351	$1,097,279
03/31/17	$1,096,058	$1,192,098	$1,165,868
06/30/17	$1,206,384	$1,228,046	$1,213,971
09/30/17	$1,245,037	$1,284,185	$1,284,114
12/31/17	$1,278,244	$1,365,567	$1,365,625
03/31/18	$1,292,120	$1,356,766	$1,398,108
06/30/18	$1,456,186	$1,409,528	$1,475,390
09/30/18	$1,498,313	$1,509,942	$1,581,122
12/31/18	$1,330,277	$1,293,987	$1,263,658
03/31/19	$1,491,723	$1,475,708	$1,503,586
06/30/19	$1,508,197	$1,536,139	$1,565,865
09/30/19	$1,501,607	$1,553,997	$1,516,067
12/31/19	$1,733,744	$1,695,370	$1,676,297
03/31/20	$1,443,528	$1,341,042	$1,287,082
06/30/20	$2,030,669	$1,636,441	$1,710,141
09/30/20	$2,917,992	$1,787,117	$1,870,435
12/31/20	$3,861,881	$2,049,495	$2,354,678
03/31/21	$3,866,214	$2,179,574	$2,413,253
06/30/21	$3,959,814	$2,359,167	$2,558,918
09/30/21	$4,152,271	$2,356,767	$2,468,538
12/31/21	$4,601,907	$2,575,418	$2,473,458
03/31/22	$4,232,476	$2,439,475	$2,169,120
06/30/22	$3,389,775	$2,032,055	$1,745,041
09/30/22	$3,463,546	$1,941,331	$1,742,916
12/31/22	$3,307,121	$2,080,759	$1,825,145
03/31/23	$3,786,381	$2,230,164	$1,944,577
06/30/23	$4,065,950	$2,417,203	$2,069,322
09/30/23	$3,850,726	$2,338,552	$1,927,846
12/31/23	$4,225,703	$2,620,858	$2,170,648
03/31/24	$4,296,705	$2,883,451	$2,355,331
06/30/24	$4,287,830	$2,976,182	$2,256,050
09/30/24	$4,792,607	$3,161,573	$2,413,719
12/31/24	$5,487,091	$3,244,826	$2,472,341
03/31/25	$5,051,097	$3,091,607	$2,205,331
06/30/25	$5,696,768	$3,431,413	$2,454,751
09/30/25	$5,971,899	$3,711,972	$2,718,237
12/31/25	$6,708,540	$3,801,166	$2,727,206

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional	22.26%	11.68%	20.97%
Russell 2500 Growth Index	10.31%	2.98%	10.55%
Russell 3000 Index	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 3,418,080,575
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 25,433,058
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,418,080,575
# of Issuers	28
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$25,433,058

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Consumer Discretionary	36.0%
Industrials	21.5%
Financials	14.7%
Communication Services	9.2%
Information Technology	8.2%
Health Care	4.9%
Real Estate	2.7%
Cash and Cash Equivalents	2.7%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
Space Exploration Technologies Corp.	19.2%
Tesla, Inc.	8.1%
IDEXX Laboratories, Inc.	4.7%
Spotify Technology SA	4.5%
MSCI, Inc.	4.3%
On Holding AG	4.3%
Interactive Brokers Group, Inc.	4.1%
X.AI Holdings Corp.	3.7%
Red Rock Resorts, Inc.	3.7%
Hyatt Hotels Corp.	3.7%
Total	60.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000174761
Shareholder Report [Line Items]
Fund Name	Baron Focused Growth Fund
Class Name	R6
Trading Symbol	BFGUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Focused Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$117	1.05%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Despite heightened market volatility to begin the year that resulted in a short-lived bear market, U.S. equities rebound sharply from April 8 lows to finish in positive territory for a third consecutive year. The principal catalyst for the market recovery was renewed rate cuts, with the Federal Reserve lowering its policy rate by 25 basis points on three separate occasions. Robust corporate earnings, narrowing trade uncertainties, a resilient consumer, increased M&A/IPO activity, and sustained AI optimism also contributed to market strength during the year. The Fund meaningfully outperformed for a third straight year, with most of the relative gains in 2025 coming from private companies SpaceX and xAI.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	R6	Russell 3000 Index	Russell 2500 Growth Index
12/31/15	$5,000,000	$5,000,000	$5,000,000
03/31/16	$4,958,491	$5,048,414	$4,867,040
06/30/16	$5,026,415	$5,181,212	$4,998,414
09/30/16	$5,079,245	$5,409,069	$5,347,536
12/31/16	$5,048,359	$5,636,756	$5,486,397
03/31/17	$5,480,048	$5,960,489	$5,829,338
06/30/17	$6,031,650	$6,140,231	$6,069,853
09/30/17	$6,228,907	$6,420,923	$6,420,571
12/31/17	$6,394,931	$6,827,836	$6,828,125
03/31/18	$6,464,309	$6,783,829	$6,990,541
06/30/18	$7,280,509	$7,047,641	$7,376,951
09/30/18	$7,495,213	$7,549,711	$7,905,610
12/31/18	$6,655,090	$6,469,935	$6,318,290
03/31/19	$7,462,267	$7,378,538	$7,517,932
06/30/19	$7,540,514	$7,680,695	$7,829,323
09/30/19	$7,511,686	$7,769,985	$7,580,333
12/31/19	$8,672,292	$8,476,848	$8,381,484
03/31/20	$7,221,319	$6,705,212	$6,435,408
06/30/20	$10,156,814	$8,182,206	$8,550,707
09/30/20	$14,597,300	$8,935,585	$9,352,175
12/31/20	$19,320,562	$10,247,474	$11,773,391
03/31/21	$19,337,893	$10,897,872	$12,066,266
06/30/21	$19,810,183	$11,795,834	$12,794,592
09/30/21	$20,772,509	$11,783,835	$12,342,691
12/31/21	$23,020,458	$12,877,088	$12,367,289
03/31/22	$21,173,630	$12,197,377	$10,845,598
06/30/22	$16,955,875	$10,160,274	$8,725,205
09/30/22	$17,330,224	$9,706,657	$8,714,582
12/31/22	$16,548,284	$10,403,795	$9,125,726
03/31/23	$18,944,014	$11,150,818	$9,722,886
06/30/23	$20,341,524	$12,086,016	$10,346,612
09/30/23	$19,265,663	$11,692,758	$9,639,231
12/31/23	$21,140,100	$13,104,290	$10,853,238
03/31/24	$21,495,023	$14,417,255	$11,776,654
06/30/24	$21,456,204	$14,880,912	$11,280,251
09/30/24	$23,979,484	$15,807,865	$12,068,595
12/31/24	$27,451,075	$16,224,131	$12,361,706
03/31/25	$25,271,626	$15,458,036	$11,026,657
06/30/25	$28,499,207	$17,157,066	$12,273,755
09/30/25	$29,874,533	$18,559,858	$13,591,184
12/31/25	$33,562,405	$19,005,828	$13,636,030

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
R6	22.26%	11.68%	20.97%
Russell 2500 Growth Index	10.31%	2.98%	10.55%
Russell 3000 Index	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 3,418,080,575
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 25,433,058
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,418,080,575
# of Issuers	28
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$25,433,058

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Consumer Discretionary	36.0%
Industrials	21.5%
Financials	14.7%
Communication Services	9.2%
Information Technology	8.2%
Health Care	4.9%
Real Estate	2.7%
Cash and Cash Equivalents	2.7%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
Space Exploration Technologies Corp.	19.2%
Tesla, Inc.	8.1%
IDEXX Laboratories, Inc.	4.7%
Spotify Technology SA	4.5%
MSCI, Inc.	4.3%
On Holding AG	4.3%
Interactive Brokers Group, Inc.	4.1%
X.AI Holdings Corp.	3.7%
Red Rock Resorts, Inc.	3.7%
Hyatt Hotels Corp.	3.7%
Total	60.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000073358
Shareholder Report [Line Items]
Fund Name	Baron International Growth Fund
Class Name	Retail
Trading Symbol	BIGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron International Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$134	1.21%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

International and emerging market (EM) equities significantly outperformed their U.S. and global counterparts for first time in several years. The year was marked by a largely unexpected U.S. withdrawal from the decades-long multilateral security and trade equilibrium, which triggered a variety of defensive policy responses around the world. When the U.S. subsequently negotiated new bilateral trade agreements, or relented, and materially diluted tariff and other protectionist measures, the monetary, fiscal and reform stimulus already in the pipeline led to solid global economic growth, ultimately resulting in a much more constructive backdrop for EM and international equities. The Fund failed to keep pace with the Index in what proved to be a difficult year for quality growth investors. Performance was held back by disappointing stock selection in developed (Spain, Israel, Japan, and the U.K.) and emerging (Poland, China, and India) markets.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	Retail	MSCI ACWI ex USA Index	MSCI ACWI ex USA IMI Growth Index
12/31/15	$10,000	$10,000	$10,000
03/31/16	$9,839	$9,962	$9,968
06/30/16	$10,022	$9,898	$9,999
09/30/16	$10,787	$10,582	$10,618
12/31/16	$10,114	$10,450	$10,006
03/31/17	$11,143	$11,271	$10,917
06/30/17	$11,903	$11,922	$11,734
09/30/17	$12,911	$12,657	$12,487
12/31/17	$13,851	$13,291	$13,232
03/31/18	$14,123	$13,134	$13,121
06/30/18	$13,804	$12,790	$12,958
09/30/18	$13,451	$12,880	$12,889
12/31/18	$11,372	$11,404	$11,253
03/31/19	$13,269	$12,580	$12,627
06/30/19	$13,610	$12,955	$13,134
09/30/19	$13,465	$12,722	$13,014
12/31/19	$14,677	$13,858	$14,288
03/31/20	$11,520	$10,621	$11,535
06/30/20	$14,772	$12,333	$13,852
09/30/20	$16,166	$13,104	$15,312
12/31/20	$19,156	$15,334	$17,488
03/31/21	$19,593	$15,869	$17,555
06/30/21	$21,247	$16,738	$18,718
09/30/21	$21,019	$16,238	$18,145
12/31/21	$21,002	$16,533	$18,532
03/31/22	$17,917	$15,634	$16,546
06/30/22	$15,002	$13,488	$13,848
09/30/22	$13,267	$12,151	$12,578
12/31/22	$15,232	$13,888	$14,179
03/31/23	$15,789	$14,841	$15,339
06/30/23	$16,326	$15,203	$15,635
09/30/23	$15,181	$14,629	$14,568
12/31/23	$16,348	$16,056	$16,170
03/31/24	$16,560	$16,784	$17,007
06/30/24	$16,753	$16,970	$17,157
09/30/24	$18,096	$18,338	$18,380
12/31/24	$17,020	$16,944	$16,948
03/31/25	$17,131	$17,831	$17,195
06/30/25	$20,012	$19,977	$19,673
09/30/25	$21,203	$21,354	$20,803
12/31/25	$20,563	$22,432	$21,310

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Retail	20.81%	1.43%	7.48%
MSCI ACWI ex USA Index	32.39%	7.91%	8.41%
MSCI ACWI ex USA IMI Growth Index	25.74%	4.03%	7.86%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 326,915,202
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 2,853,377
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$326,915,202
# of Issuers	90
Portfolio Turnover Rate	31%
Total Advisory Fees Paid (Net of fees waived)	$2,853,377

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	22.8%
Information Technology	17.0%
Industrials	14.0%
Health Care	11.7%
Consumer Discretionary	9.9%
Materials	9.2%
Communication Services	5.5%
Consumer Staples	4.1%
Energy	2.7%
Real Estate	0.9%
Cash and Cash Equivalents	2.2%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
Japan	14.0%
France	10.1%
China	9.1%
India	8.1%
Netherlands	7.0%
United Kingdom	6.7%
Korea, Republic of	5.4%
Canada	5.1%
Taiwan	4.7%
Others	29.6%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
Taiwan Semiconductor Manufacturing Co., Ltd.	4.4%
argenx SE	3.4%
BNP Paribas S.A.	2.7%
Lundin Mining Corp.	2.7%
Bank of Ireland Group PLC	2.5%
Deutsche Bank AG	2.4%
Sumitomo Mitsui Financial Group, Inc.	2.2%
Arch Capital Group Ltd.	2.1%
AstraZeneca PLC	2.1%
Mitsubishi UFJ Financial Group, Inc.	2.1%
Total	26.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000077807
Shareholder Report [Line Items]
Fund Name	Baron International Growth Fund
Class Name	Institutional
Trading Symbol	BINIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron International Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$106	0.96%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

International and emerging market (EM) equities significantly outperformed their U.S. and global counterparts for first time in several years. The year was marked by a largely unexpected U.S. withdrawal from the decades-long multilateral security and trade equilibrium, which triggered a variety of defensive policy responses around the world. When the U.S. subsequently negotiated new bilateral trade agreements, or relented, and materially diluted tariff and other protectionist measures, the monetary, fiscal and reform stimulus already in the pipeline led to solid global economic growth, ultimately resulting in a much more constructive backdrop for EM and international equities. The Fund failed to keep pace with the Index in what proved to be a difficult year for quality growth investors. Performance was held back by disappointing stock selection in developed (Spain, Israel, Japan, and the U.K.) and emerging (Poland, China, and India) markets.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	Institutional	MSCI ACWI ex USA Index	MSCI ACWI ex USA IMI Growth Index
12/31/15	$1,000,000	$1,000,000	$1,000,000
03/31/16	$984,590	$996,239	$996,776
06/30/16	$1,003,852	$989,824	$999,886
09/30/16	$1,080,903	$1,058,238	$1,061,828
12/31/16	$1,013,548	$1,044,964	$1,000,571
03/31/17	$1,117,958	$1,127,095	$1,091,719
06/30/17	$1,195,154	$1,192,246	$1,173,357
09/30/17	$1,296,872	$1,265,749	$1,248,690
12/31/17	$1,391,923	$1,329,075	$1,323,214
03/31/18	$1,420,119	$1,313,368	$1,312,058
06/30/18	$1,389,622	$1,279,022	$1,295,776
09/30/18	$1,354,505	$1,288,037	$1,288,948
12/31/18	$1,145,819	$1,140,424	$1,125,301
03/31/19	$1,337,679	$1,258,006	$1,262,708
06/30/19	$1,373,319	$1,295,504	$1,313,409
09/30/19	$1,359,191	$1,272,219	$1,301,407
12/31/19	$1,482,557	$1,385,764	$1,428,847
03/31/20	$1,163,760	$1,062,109	$1,153,461
06/30/20	$1,493,879	$1,233,284	$1,385,194
09/30/20	$1,636,059	$1,310,436	$1,531,152
12/31/20	$1,939,702	$1,533,378	$1,748,847
03/31/21	$1,985,047	$1,586,914	$1,755,542
06/30/21	$2,153,899	$1,673,801	$1,871,780
09/30/21	$2,131,780	$1,623,804	$1,814,488
12/31/21	$2,131,426	$1,653,338	$1,853,186
03/31/22	$1,819,388	$1,563,354	$1,654,550
06/30/22	$1,524,964	$1,348,764	$1,384,804
09/30/22	$1,349,442	$1,215,143	$1,257,772
12/31/22	$1,549,785	$1,388,751	$1,417,910
03/31/23	$1,607,846	$1,484,099	$1,533,872
06/30/23	$1,663,355	$1,520,270	$1,563,478
09/30/23	$1,547,233	$1,462,917	$1,456,846
12/31/23	$1,667,602	$1,605,608	$1,617,012
03/31/24	$1,690,068	$1,678,392	$1,700,705
06/30/24	$1,711,250	$1,696,975	$1,715,655
09/30/24	$1,849,332	$1,833,803	$1,838,008
12/31/24	$1,740,168	$1,694,431	$1,694,799
03/31/25	$1,752,487	$1,783,143	$1,719,507
06/30/25	$2,048,782	$1,997,677	$1,967,274
09/30/25	$2,172,617	$2,135,391	$2,080,316
12/31/25	$2,108,413	$2,243,239	$2,130,979

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional	21.16%	1.68%	7.74%
MSCI ACWI ex USA Index	32.39%	7.91%	8.41%
MSCI ACWI ex USA IMI Growth Index	25.74%	4.03%	7.86%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 326,915,202
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 2,853,377
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$326,915,202
# of Issuers	90
Portfolio Turnover Rate	31%
Total Advisory Fees Paid (Net of fees waived)	$2,853,377

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	22.8%
Information Technology	17.0%
Industrials	14.0%
Health Care	11.7%
Consumer Discretionary	9.9%
Materials	9.2%
Communication Services	5.5%
Consumer Staples	4.1%
Energy	2.7%
Real Estate	0.9%
Cash and Cash Equivalents	2.2%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
Japan	14.0%
France	10.1%
China	9.1%
India	8.1%
Netherlands	7.0%
United Kingdom	6.7%
Korea, Republic of	5.4%
Canada	5.1%
Taiwan	4.7%
Others	29.6%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
Taiwan Semiconductor Manufacturing Co., Ltd.	4.4%
argenx SE	3.4%
BNP Paribas S.A.	2.7%
Lundin Mining Corp.	2.7%
Bank of Ireland Group PLC	2.5%
Deutsche Bank AG	2.4%
Sumitomo Mitsui Financial Group, Inc.	2.2%
Arch Capital Group Ltd.	2.1%
AstraZeneca PLC	2.1%
Mitsubishi UFJ Financial Group, Inc.	2.1%
Total	26.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000174762
Shareholder Report [Line Items]
Fund Name	Baron International Growth Fund
Class Name	R6
Trading Symbol	BIGUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron International Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$106	0.96%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

International and emerging market (EM) equities significantly outperformed their U.S. and global counterparts for first time in several years. The year was marked by a largely unexpected U.S. withdrawal from the decades-long multilateral security and trade equilibrium, which triggered a variety of defensive policy responses around the world. When the U.S. subsequently negotiated new bilateral trade agreements, or relented, and materially diluted tariff and other protectionist measures, the monetary, fiscal and reform stimulus already in the pipeline led to solid global economic growth, ultimately resulting in a much more constructive backdrop for EM and international equities. The Fund failed to keep pace with the Index in what proved to be a difficult year for quality growth investors. Performance was held back by disappointing stock selection in developed (Spain, Israel, Japan, and the U.K.) and emerging (Poland, China, and India) markets.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	R6	MSCI ACWI ex USA Index	MSCI ACWI ex USA IMI Growth Index
12/31/15	$5,000,000	$5,000,000	$5,000,000
03/31/16	$4,922,950	$4,981,196	$4,983,880
06/30/16	$5,019,263	$4,949,118	$4,999,429
09/30/16	$5,404,513	$5,291,190	$5,309,139
12/31/16	$5,067,742	$5,224,822	$5,002,853
03/31/17	$5,589,789	$5,635,474	$5,458,596
06/30/17	$5,975,771	$5,961,230	$5,866,786
09/30/17	$6,484,358	$6,328,743	$6,243,450
12/31/17	$6,959,618	$6,645,374	$6,616,071
03/31/18	$7,100,594	$6,566,838	$6,560,292
06/30/18	$6,948,109	$6,395,111	$6,478,882
09/30/18	$6,772,510	$6,440,186	$6,444,739
12/31/18	$5,729,083	$5,702,118	$5,626,504
03/31/19	$6,688,385	$6,290,028	$6,313,542
06/30/19	$6,866,584	$6,477,518	$6,567,044
09/30/19	$6,795,945	$6,361,097	$6,507,033
12/31/19	$7,412,772	$6,928,820	$7,144,236
03/31/20	$5,821,767	$5,310,547	$5,767,307
06/30/20	$7,469,381	$6,166,418	$6,925,970
09/30/20	$8,174,319	$6,552,182	$7,655,758
12/31/20	$9,692,531	$7,666,888	$8,744,234
03/31/21	$9,919,257	$7,934,572	$8,777,711
06/30/21	$10,763,512	$8,369,006	$9,358,898
09/30/21	$10,652,921	$8,119,020	$9,072,441
12/31/21	$10,651,153	$8,266,689	$9,265,932
03/31/22	$9,094,059	$7,816,769	$8,272,751
06/30/22	$7,621,897	$6,743,819	$6,924,021
09/30/22	$6,744,263	$6,075,715	$6,288,862
12/31/22	$7,746,013	$6,943,753	$7,089,551
03/31/23	$8,033,139	$7,420,497	$7,669,358
06/30/23	$8,313,884	$7,601,349	$7,817,389
09/30/23	$7,733,252	$7,314,584	$7,284,231
12/31/23	$8,335,122	$8,028,040	$8,085,062
03/31/24	$8,447,456	$8,391,958	$8,503,524
06/30/24	$8,550,160	$8,484,874	$8,578,276
09/30/24	$9,240,595	$9,169,017	$9,190,039
12/31/24	$8,697,998	$8,472,153	$8,473,994
03/31/25	$8,759,593	$8,915,713	$8,597,535
06/30/25	$10,237,896	$9,988,386	$9,836,372
09/30/25	$10,857,098	$10,676,954	$10,401,581
12/31/25	$10,532,786	$11,216,194	$10,654,893

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
R6	21.09%	1.68%	7.74%
MSCI ACWI ex USA Index	32.39%	7.91%	8.41%
MSCI ACWI ex USA IMI Growth Index	25.74%	4.03%	7.86%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 326,915,202
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 2,853,377
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$326,915,202
# of Issuers	90
Portfolio Turnover Rate	31%
Total Advisory Fees Paid (Net of fees waived)	$2,853,377

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	22.8%
Information Technology	17.0%
Industrials	14.0%
Health Care	11.7%
Consumer Discretionary	9.9%
Materials	9.2%
Communication Services	5.5%
Consumer Staples	4.1%
Energy	2.7%
Real Estate	0.9%
Cash and Cash Equivalents	2.2%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
Japan	14.0%
France	10.1%
China	9.1%
India	8.1%
Netherlands	7.0%
United Kingdom	6.7%
Korea, Republic of	5.4%
Canada	5.1%
Taiwan	4.7%
Others	29.6%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
Taiwan Semiconductor Manufacturing Co., Ltd.	4.4%
argenx SE	3.4%
BNP Paribas S.A.	2.7%
Lundin Mining Corp.	2.7%
Bank of Ireland Group PLC	2.5%
Deutsche Bank AG	2.4%
Sumitomo Mitsui Financial Group, Inc.	2.2%
Arch Capital Group Ltd.	2.1%
AstraZeneca PLC	2.1%
Mitsubishi UFJ Financial Group, Inc.	2.1%
Total	26.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000082256
Shareholder Report [Line Items]
Fund Name	Baron Real Estate Fund
Class Name	Retail
Trading Symbol	BREFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Real Estate Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$135	1.32%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Real Estate trailed the broader U.S. equity market in 2025, as growth-oriented stocks, particularly those at the forefront of the AI boom, led the way. The Fund performed similarly to the Index during the year yet outperformed the MSCI US REIT Index, which was up 1.68%. The Fund failed to distance itself from the Index because solid stock selection in casinos & gaming (Wynn and Red Rock), homebuilders & land developers (Toll Brothers, Installed Building Products, and Champion Homes), and real estate services (Jones Lang LaSalle and CBRE) was mostly offset stock-specific weakness in REITs (Equinix, Vornado, Kilroy, Digital Realty, and Independence Realty Trust) and hotels & leisure (Expedia and Hyatt).

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	Retail	S&P 500 Index	MSCI USA IMI Extended Real Estate Index	MSCI US REIT Index
12/31/15	$10,000	$10,000	$10,000	$10,000
03/31/16	$9,542	$10,135	$10,414	$10,587
06/30/16	$9,592	$10,384	$10,792	$11,276
09/30/16	$9,798	$10,784	$10,803	$11,077
12/31/16	$9,799	$11,196	$10,824	$10,714
03/31/17	$10,549	$11,875	$11,444	$10,787
06/30/17	$11,331	$12,242	$11,808	$10,932
09/30/17	$11,716	$12,790	$12,071	$11,001
12/31/17	$12,841	$13,640	$12,777	$11,115
03/31/18	$12,142	$13,537	$12,102	$10,182
06/30/18	$12,281	$14,002	$12,685	$11,174
09/30/18	$11,932	$15,081	$12,928	$11,261
12/31/18	$9,988	$13,042	$11,407	$10,467
03/31/19	$11,887	$14,822	$13,206	$12,134
06/30/19	$12,382	$15,460	$13,678	$12,254
09/30/19	$12,976	$15,723	$14,432	$13,158
12/31/19	$14,393	$17,149	$14,853	$13,014
03/31/20	$11,523	$13,788	$10,577	$9,469
06/30/20	$14,959	$16,620	$12,878	$10,548
09/30/20	$17,742	$18,105	$14,026	$10,689
12/31/20	$20,704	$20,304	$15,478	$11,881
03/31/21	$22,986	$21,558	$17,366	$12,891
06/30/21	$24,039	$23,401	$18,580	$14,405
09/30/21	$23,624	$23,537	$18,599	$14,512
12/31/21	$25,680	$26,132	$21,136	$16,837
03/31/22	$22,910	$24,931	$18,803	$16,116
06/30/22	$18,169	$20,916	$15,585	$13,350
09/30/22	$17,279	$19,895	$14,807	$11,979
12/31/22	$18,332	$21,399	$16,097	$12,566
03/31/23	$19,615	$23,004	$16,858	$12,866
06/30/23	$21,050	$25,015	$18,046	$13,166
09/30/23	$19,319	$24,196	$16,949	$12,203
12/31/23	$22,860	$27,025	$19,813	$14,107
03/31/24	$24,743	$29,878	$21,118	$14,019
06/30/24	$22,452	$31,157	$20,267	$13,989
09/30/24	$26,454	$32,992	$23,430	$16,198
12/31/24	$25,646	$33,786	$22,330	$15,163
03/31/25	$23,912	$32,343	$21,636	$15,278
06/30/25	$24,763	$35,882	$22,962	$15,055
09/30/25	$27,288	$38,797	$24,258	$15,731
12/31/25	$26,907	$39,827	$23,421	$15,418

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Retail	4.92%	5.38%	10.40%
MSCI USA IMI Extended Real Estate Index	4.88%	8.64%	8.88%
MSCI US REIT Index	1.67%	5.35%	4.42%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 2,327,571,791
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 22,155,893
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,327,571,791
# of Issuers	41
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$22,155,893

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Real Estate	40.7%
Consumer Discretionary	27.5%
Financials	12.8%
Materials	8.9%
Industrials	7.1%
Information Technology	1.5%
Cash and Cash Equivalents	1.6%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
Jones Lang LaSalle, Inc.	7.4%
Welltower, Inc.	5.8%
Brookfield Corp.	5.6%
CBRE Group, Inc.	5.5%
Toll Brothers, Inc.	4.7%
Prologis, Inc.	4.2%
CRH PLC	4.0%
Wynn Resorts Ltd.	3.4%
Hyatt Hotels Corp.	3.0%
CoStar Group, Inc.	2.9%
Total	46.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000082257
Shareholder Report [Line Items]
Fund Name	Baron Real Estate Fund
Class Name	Institutional
Trading Symbol	BREIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Real Estate Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$108	1.05%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Real Estate trailed the broader U.S. equity market in 2025, as growth-oriented stocks, particularly those at the forefront of the AI boom, led the way. The Fund performed similarly to the Index during the year yet outperformed the MSCI US REIT Index, which was up 1.68%. The Fund failed to distance itself from the Index because solid stock selection in casinos & gaming (Wynn and Red Rock), homebuilders & land developers (Toll Brothers, Installed Building Products, and Champion Homes), and real estate services (Jones Lang LaSalle and CBRE) was mostly offset stock-specific weakness in REITs (Equinix, Vornado, Kilroy, Digital Realty, and Independence Realty Trust) and hotels & leisure (Expedia and Hyatt).

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	Institutional	S&P 500 Index	MSCI USA IMI Extended Real Estate Index	MSCI US REIT Index
12/31/15	$1,000,000	$1,000,000	$1,000,000	$999,999
03/31/16	$954,712	$1,013,479	$1,041,423	$1,058,712
06/30/16	$960,424	$1,038,364	$1,079,243	$1,127,604
09/30/16	$981,640	$1,078,360	$1,080,300	$1,107,711
12/31/16	$982,491	$1,119,599	$1,082,437	$1,071,352
03/31/17	$1,058,446	$1,187,516	$1,144,367	$1,078,683
06/30/17	$1,137,275	$1,224,189	$1,180,752	$1,093,187
09/30/17	$1,177,101	$1,279,038	$1,207,063	$1,100,052
12/31/17	$1,291,164	$1,364,026	$1,277,690	$1,111,459
03/31/18	$1,221,464	$1,353,671	$1,210,234	$1,018,244
06/30/18	$1,236,093	$1,400,154	$1,268,546	$1,117,431
09/30/18	$1,202,000	$1,508,117	$1,292,775	$1,126,134
12/31/18	$1,006,623	$1,304,223	$1,140,659	$1,046,689
03/31/19	$1,198,883	$1,482,222	$1,320,627	$1,213,356
06/30/19	$1,249,452	$1,546,015	$1,367,782	$1,225,393
09/30/19	$1,310,276	$1,572,271	$1,443,248	$1,315,798
12/31/19	$1,454,008	$1,714,876	$1,485,300	$1,301,366
03/31/20	$1,165,168	$1,378,794	$1,057,670	$946,918
06/30/20	$1,513,956	$1,662,045	$1,287,823	$1,054,761
09/30/20	$1,796,308	$1,810,454	$1,402,617	$1,068,885
12/31/20	$2,097,842	$2,030,393	$1,547,827	$1,188,135
03/31/21	$2,330,224	$2,155,767	$1,736,606	$1,289,080
06/30/21	$2,438,552	$2,340,062	$1,857,970	$1,440,476
09/30/21	$2,398,037	$2,353,682	$1,859,897	$1,451,252
12/31/21	$2,608,822	$2,613,225	$2,113,550	$1,683,714
03/31/22	$2,328,134	$2,493,055	$1,880,345	$1,611,652
06/30/22	$1,848,126	$2,091,645	$1,558,506	$1,335,041
09/30/22	$1,758,326	$1,989,517	$1,480,703	$1,197,861
12/31/22	$1,866,848	$2,139,947	$1,609,684	$1,256,554
03/31/23	$1,998,755	$2,300,379	$1,685,834	$1,286,580
06/30/23	$2,146,908	$2,501,484	$1,804,551	$1,316,625
09/30/23	$1,971,152	$2,419,599	$1,694,850	$1,220,260
12/31/23	$2,334,302	$2,702,488	$1,981,320	$1,410,680
03/31/24	$2,527,575	$2,987,762	$2,111,796	$1,401,918
06/30/24	$2,295,125	$3,115,750	$2,026,676	$1,398,879
09/30/24	$2,705,741	$3,299,160	$2,342,965	$1,619,790
12/31/24	$2,625,204	$3,378,642	$2,233,046	$1,516,285
03/31/25	$2,449,535	$3,234,302	$2,163,575	$1,527,783
06/30/25	$2,538,025	$3,588,212	$2,296,170	$1,505,522
09/30/25	$2,798,245	$3,879,736	$2,425,816	$1,573,121
12/31/25	$2,761,365	$3,982,743	$2,342,095	$1,541,789

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional	5.19%	5.65%	10.69%
MSCI USA IMI Extended Real Estate Index	4.88%	8.64%	8.88%
MSCI US REIT Index	1.67%	5.35%	4.42%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 2,327,571,791
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 22,155,893
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,327,571,791
# of Issuers	41
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$22,155,893

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Real Estate	40.7%
Consumer Discretionary	27.5%
Financials	12.8%
Materials	8.9%
Industrials	7.1%
Information Technology	1.5%
Cash and Cash Equivalents	1.6%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
Jones Lang LaSalle, Inc.	7.4%
Welltower, Inc.	5.8%
Brookfield Corp.	5.6%
CBRE Group, Inc.	5.5%
Toll Brothers, Inc.	4.7%
Prologis, Inc.	4.2%
CRH PLC	4.0%
Wynn Resorts Ltd.	3.4%
Hyatt Hotels Corp.	3.0%
CoStar Group, Inc.	2.9%
Total	46.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000165214
Shareholder Report [Line Items]
Fund Name	Baron Real Estate Fund
Class Name	R6
Trading Symbol	BREUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Real Estate Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$108	1.05%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Real Estate trailed the broader U.S. equity market in 2025, as growth-oriented stocks, particularly those at the forefront of the AI boom, led the way. The Fund performed similarly to the Index during the year yet outperformed the MSCI US REIT Index, which was up 1.68%. The Fund failed to distance itself from the Index because solid stock selection in casinos & gaming (Wynn and Red Rock), homebuilders & land developers (Toll Brothers, Installed Building Products, and Champion Homes), and real estate services (Jones Lang LaSalle and CBRE) was mostly offset stock-specific weakness in REITs (Equinix, Vornado, Kilroy, Digital Realty, and Independence Realty Trust) and hotels & leisure (Expedia and Hyatt).

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	R6	S&P 500 Index	MSCI USA IMI Extended Real Estate Index	MSCI US REIT Index
12/31/15	$5,000,000	$5,000,000	$5,000,000	$4,999,999
03/31/16	$4,773,562	$5,067,393	$5,207,117	$5,293,563
06/30/16	$4,802,122	$5,191,818	$5,396,216	$5,638,023
09/30/16	$4,910,241	$5,391,799	$5,401,501	$5,538,560
12/31/16	$4,912,953	$5,597,996	$5,412,185	$5,356,765
03/31/17	$5,292,767	$5,937,579	$5,721,836	$5,393,419
06/30/17	$5,686,953	$6,120,944	$5,903,758	$5,465,941
09/30/17	$5,886,099	$6,395,188	$6,035,314	$5,500,265
12/31/17	$6,456,474	$6,820,128	$6,388,452	$5,557,298
03/31/18	$6,107,940	$6,768,356	$6,051,169	$5,091,225
06/30/18	$6,183,241	$7,000,772	$6,342,732	$5,587,159
09/30/18	$6,011,039	$7,540,585	$6,463,877	$5,630,672
12/31/18	$5,033,982	$6,521,117	$5,703,293	$5,233,446
03/31/19	$5,995,449	$7,411,111	$6,603,133	$6,066,785
06/30/19	$6,248,341	$7,730,074	$6,838,908	$6,126,967
09/30/19	$6,552,971	$7,861,354	$7,216,239	$6,578,995
12/31/19	$7,274,527	$8,574,380	$7,426,500	$6,506,835
03/31/20	$5,827,253	$6,893,971	$5,288,352	$4,734,591
06/30/20	$7,571,613	$8,310,223	$6,439,115	$5,273,808
09/30/20	$8,983,946	$9,052,269	$7,013,085	$5,344,426
12/31/20	$10,492,020	$10,151,965	$7,739,135	$5,940,676
03/31/21	$11,654,240	$10,778,836	$8,683,032	$6,445,405
06/30/21	$12,196,026	$11,700,309	$9,289,851	$7,202,383
09/30/21	$11,993,393	$11,768,409	$9,299,487	$7,256,265
12/31/21	$13,047,778	$13,066,124	$10,567,751	$8,418,575
03/31/22	$11,643,943	$12,465,276	$9,401,724	$8,058,265
06/30/22	$9,243,228	$10,458,224	$7,792,532	$6,675,209
09/30/22	$8,794,103	$9,947,587	$7,403,515	$5,989,308
12/31/22	$9,336,865	$10,699,733	$8,048,422	$6,282,773
03/31/23	$9,996,588	$11,501,897	$8,429,170	$6,432,902
06/30/23	$10,737,558	$12,507,418	$9,022,753	$6,583,130
09/30/23	$9,858,704	$12,097,996	$8,474,252	$6,101,306
12/31/23	$11,674,780	$13,512,442	$9,906,601	$7,053,402
03/31/24	$12,641,419	$14,938,808	$10,558,980	$7,009,594
06/30/24	$11,478,840	$15,578,750	$10,133,378	$6,994,401
09/30/24	$13,532,500	$16,495,800	$11,714,824	$8,098,956
12/31/24	$13,129,540	$16,893,212	$11,165,229	$7,581,430
03/31/25	$12,247,681	$16,171,512	$10,817,877	$7,638,922
06/30/25	$12,693,528	$17,941,059	$11,480,849	$7,527,613
09/30/25	$13,995,041	$19,398,681	$12,129,082	$7,865,608
12/31/25	$13,810,458	$19,913,714	$11,710,473	$7,708,949

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
R6	5.19%	5.65%	10.69%
MSCI USA IMI Extended Real Estate Index	4.88%	8.64%	8.88%
MSCI US REIT Index	1.67%	5.35%	4.42%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 2,327,571,791
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 22,155,893
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,327,571,791
# of Issuers	41
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$22,155,893

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Real Estate	40.7%
Consumer Discretionary	27.5%
Financials	12.8%
Materials	8.9%
Industrials	7.1%
Information Technology	1.5%
Cash and Cash Equivalents	1.6%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
Jones Lang LaSalle, Inc.	7.4%
Welltower, Inc.	5.8%
Brookfield Corp.	5.6%
CBRE Group, Inc.	5.5%
Toll Brothers, Inc.	4.7%
Prologis, Inc.	4.2%
CRH PLC	4.0%
Wynn Resorts Ltd.	3.4%
Hyatt Hotels Corp.	3.0%
CoStar Group, Inc.	2.9%
Total	46.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000095861
Shareholder Report [Line Items]
Fund Name	Baron Emerging Markets Fund
Class Name	Retail
Trading Symbol	BEXFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Emerging Markets Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$159	1.38%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

EM equities significantly outperformed their U.S. and global counterparts for first time in several years. Semiconductor-related strength in Taiwan and Korea contributed to EM’s excellent performance, overshadowing weakness in India, where equity markets were pressured by a temporary deceleration in economic growth and a related loss of earnings momentum. Poor stock selection in Poland, China, and India was largely responsible for the Fund’s relative shortfall. Meaningfully higher exposure to lagging Indian equities also proved costly. Somewhat offsetting the above was solid stock selection in Taiwan, higher exposure to strong performing Korean securities, and lack of exposure to lagging Saudi stocks.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	Retail	MSCI Emerging Markets Index	MSCI Emerging Markets IMI Growth Index
12/31/15	$10,000	$10,000	$10,000
03/31/16	$10,076	$10,571	$10,297
06/30/16	$10,549	$10,641	$10,443
09/30/16	$11,315	$11,602	$11,420
12/31/16	$10,375	$11,119	$10,584
03/31/17	$11,721	$12,391	$11,913
06/30/17	$12,469	$13,168	$12,931
09/30/17	$13,724	$14,208	$14,158
12/31/17	$14,560	$15,264	$15,315
03/31/18	$14,674	$15,459	$15,467
06/30/18	$13,287	$14,248	$14,387
09/30/18	$12,623	$14,092	$13,614
12/31/18	$11,841	$13,040	$12,491
03/31/19	$13,239	$14,333	$13,928
06/30/19	$13,277	$14,420	$13,938
09/30/19	$12,823	$13,808	$13,633
12/31/19	$14,030	$15,443	$15,439
03/31/20	$10,513	$11,798	$12,298
06/30/20	$13,305	$13,932	$15,098
09/30/20	$15,021	$15,263	$17,227
12/31/20	$18,081	$18,270	$20,186
03/31/21	$18,042	$18,687	$20,448
06/30/21	$18,910	$19,630	$21,506
09/30/21	$17,680	$18,042	$19,363
12/31/21	$16,949	$17,805	$19,077
03/31/22	$14,549	$16,563	$17,196
06/30/22	$13,039	$14,667	$14,989
09/30/22	$11,558	$12,969	$13,288
12/31/22	$12,545	$14,228	$14,521
03/31/23	$12,865	$14,791	$15,140
06/30/23	$13,348	$14,923	$15,175
09/30/23	$12,681	$14,487	$14,570
12/31/23	$13,543	$15,626	$15,695
03/31/24	$13,863	$15,953	$16,104
06/30/24	$14,437	$16,796	$16,970
09/30/24	$15,737	$18,261	$18,438
12/31/24	$14,576	$16,799	$17,177
03/31/25	$15,006	$17,291	$17,241
06/30/25	$17,292	$19,363	$19,751
09/30/25	$19,170	$21,424	$22,019
12/31/25	$18,915	$22,438	$22,679

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Retail	29.77%	0.91%	6.58%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%
MSCI Emerging Markets IMI Growth Index	32.03%	2.36%	8.53%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 3,541,794,045
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 36,571,671
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,541,794,045
# of Issuers	88
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$36,571,671

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	26.4%
Industrials	19.4%
Financials	17.8%
Consumer Discretionary	15.1%
Communication Services	10.1%
Health Care	3.0%
Materials	3.0%
Consumer Staples	1.9%
Energy	1.4%
Utilities	0.8%
Real Estate	0.5%
Cash and Cash Equivalents	0.6%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
China	27.2%
India	25.5%
Taiwan	15.4%
Korea, Republic of	15.3%
Brazil	4.9%
South Africa	2.2%
Peru	1.9%
Mexico	1.5%
Poland	1.2%
Others	5.1%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
Taiwan Semiconductor Manufacturing Co., Ltd.	11.7%
Tencent Holdings Limited	5.1%
Alibaba Group Holding Limited	3.9%
Samsung Electronics Co., Ltd.	3.4%
Contemporary Amperex Technology Co. Ltd.	2.4%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2.4%
Bharti Airtel Ltd.	2.4%
Bajaj Finance Limited	2.2%
SK Hynix, Inc.	2.0%
Credicorp, Ltd.	1.9%
Total	37.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000095862
Shareholder Report [Line Items]
Fund Name	Baron Emerging Markets Fund
Class Name	Institutional
Trading Symbol	BEXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Emerging Markets Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$129	1.12%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

EM equities significantly outperformed their U.S. and global counterparts for first time in several years. Semiconductor-related strength in Taiwan and Korea contributed to EM’s excellent performance, overshadowing weakness in India, where equity markets were pressured by a temporary deceleration in economic growth and a related loss of earnings momentum. Poor stock selection in Poland, China, and India was largely responsible for the Fund’s relative shortfall. Meaningfully higher exposure to lagging Indian equities also proved costly. Somewhat offsetting the above was solid stock selection in Taiwan, higher exposure to strong performing Korean securities, and lack of exposure to lagging Saudi stocks.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	Institutional	MSCI Emerging Markets Index	MSCI Emerging Markets IMI Growth Index
12/31/15	$1,000,000	$1,000,000	$1,000,000
03/31/16	$1,008,499	$1,057,136	$1,029,669
06/30/16	$1,056,657	$1,064,130	$1,044,273
09/30/16	$1,134,089	$1,160,184	$1,142,001
12/31/16	$1,040,762	$1,111,869	$1,058,357
03/31/17	$1,176,308	$1,239,122	$1,191,258
06/30/17	$1,252,137	$1,316,810	$1,293,050
09/30/17	$1,378,655	$1,420,755	$1,415,779
12/31/17	$1,463,597	$1,526,408	$1,531,461
03/31/18	$1,475,976	$1,545,914	$1,546,668
06/30/18	$1,337,901	$1,424,813	$1,438,656
09/30/18	$1,271,244	$1,409,221	$1,361,416
12/31/18	$1,193,046	$1,304,033	$1,249,145
03/31/19	$1,335,599	$1,433,329	$1,392,779
06/30/19	$1,339,426	$1,442,021	$1,393,821
09/30/19	$1,294,680	$1,380,805	$1,363,254
12/31/19	$1,418,087	$1,544,260	$1,543,921
03/31/20	$1,063,325	$1,179,831	$1,229,822
06/30/20	$1,346,942	$1,393,162	$1,509,769
09/30/20	$1,520,959	$1,526,325	$1,722,729
12/31/20	$1,832,457	$1,826,955	$2,018,639
03/31/21	$1,829,573	$1,868,712	$2,044,845
06/30/21	$1,918,023	$1,963,031	$2,150,631
09/30/21	$1,794,000	$1,804,180	$1,936,312
12/31/21	$1,721,195	$1,780,517	$1,907,655
03/31/22	$1,478,387	$1,656,327	$1,719,634
06/30/22	$1,325,653	$1,466,681	$1,498,923
09/30/22	$1,175,856	$1,296,950	$1,328,816
12/31/22	$1,276,700	$1,422,787	$1,452,106
03/31/23	$1,310,967	$1,479,071	$1,514,038
06/30/23	$1,360,899	$1,492,338	$1,517,510
09/30/23	$1,294,323	$1,448,684	$1,457,009
12/31/23	$1,382,497	$1,562,620	$1,569,514
03/31/24	$1,417,010	$1,595,277	$1,610,387
06/30/24	$1,476,176	$1,679,595	$1,697,023
09/30/24	$1,609,994	$1,826,097	$1,843,803
12/31/24	$1,491,714	$1,679,881	$1,717,673
03/31/25	$1,536,436	$1,729,061	$1,724,097
06/30/25	$1,772,964	$1,936,342	$1,975,131
09/30/25	$1,965,978	$2,142,426	$2,201,940
12/31/25	$1,941,295	$2,243,751	$2,267,865

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional	30.14%	1.16%	6.86%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%
MSCI Emerging Markets IMI Growth Index	32.03%	2.36%	8.53%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 3,541,794,045
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 36,571,671
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,541,794,045
# of Issuers	88
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$36,571,671

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	26.4%
Industrials	19.4%
Financials	17.8%
Consumer Discretionary	15.1%
Communication Services	10.1%
Health Care	3.0%
Materials	3.0%
Consumer Staples	1.9%
Energy	1.4%
Utilities	0.8%
Real Estate	0.5%
Cash and Cash Equivalents	0.6%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
China	27.2%
India	25.5%
Taiwan	15.4%
Korea, Republic of	15.3%
Brazil	4.9%
South Africa	2.2%
Peru	1.9%
Mexico	1.5%
Poland	1.2%
Others	5.1%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
Taiwan Semiconductor Manufacturing Co., Ltd.	11.7%
Tencent Holdings Limited	5.1%
Alibaba Group Holding Limited	3.9%
Samsung Electronics Co., Ltd.	3.4%
Contemporary Amperex Technology Co. Ltd.	2.4%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2.4%
Bharti Airtel Ltd.	2.4%
Bajaj Finance Limited	2.2%
SK Hynix, Inc.	2.0%
Credicorp, Ltd.	1.9%
Total	37.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000165215
Shareholder Report [Line Items]
Fund Name	Baron Emerging Markets Fund
Class Name	R6
Trading Symbol	BEXUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Emerging Markets Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$129	1.12%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

EM equities significantly outperformed their U.S. and global counterparts for first time in several years. Semiconductor-related strength in Taiwan and Korea contributed to EM’s excellent performance, overshadowing weakness in India, where equity markets were pressured by a temporary deceleration in economic growth and a related loss of earnings momentum. Poor stock selection in Poland, China, and India was largely responsible for the Fund’s relative shortfall. Meaningfully higher exposure to lagging Indian equities also proved costly. Somewhat offsetting the above was solid stock selection in Taiwan, higher exposure to strong performing Korean securities, and lack of exposure to lagging Saudi stocks.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	R6	MSCI Emerging Markets Index	MSCI Emerging Markets IMI Growth Index
12/31/15	$5,000,000	$5,000,000	$5,000,000
03/31/16	$5,047,214	$5,285,680	$5,148,343
06/30/16	$5,288,008	$5,320,649	$5,221,365
09/30/16	$5,670,444	$5,800,920	$5,710,004
12/31/16	$5,208,672	$5,559,343	$5,291,784
03/31/17	$5,881,676	$6,195,608	$5,956,289
06/30/17	$6,260,833	$6,584,049	$6,465,250
09/30/17	$6,898,174	$7,103,777	$7,078,895
12/31/17	$7,322,866	$7,632,039	$7,657,305
03/31/18	$7,384,763	$7,729,569	$7,733,340
06/30/18	$6,694,375	$7,124,064	$7,193,280
09/30/18	$6,361,085	$7,046,104	$6,807,078
12/31/18	$5,970,046	$6,520,165	$6,245,723
03/31/19	$6,678,032	$7,166,646	$6,963,897
06/30/19	$6,701,951	$7,210,103	$6,969,106
09/30/19	$6,478,219	$6,904,023	$6,816,269
12/31/19	$7,090,449	$7,721,301	$7,719,604
03/31/20	$5,321,442	$5,899,157	$6,149,109
06/30/20	$6,734,724	$6,965,812	$7,548,843
09/30/20	$7,609,614	$7,631,625	$8,613,644
12/31/20	$9,167,109	$9,134,773	$10,093,193
03/31/21	$9,152,688	$9,343,560	$10,224,225
06/30/21	$9,594,939	$9,815,156	$10,753,153
09/30/21	$8,974,825	$9,020,902	$9,681,561
12/31/21	$8,610,657	$8,902,583	$9,538,273
03/31/22	$7,396,648	$8,281,635	$8,598,172
06/30/22	$6,632,996	$7,333,406	$7,494,613
09/30/22	$5,884,031	$6,484,750	$6,644,079
12/31/22	$6,388,236	$7,113,934	$7,260,532
03/31/23	$6,559,568	$7,395,353	$7,570,188
06/30/23	$6,809,224	$7,461,692	$7,587,550
09/30/23	$6,471,455	$7,243,419	$7,285,043
12/31/23	$6,916,802	$7,813,101	$7,847,572
03/31/24	$7,084,423	$7,976,385	$8,051,933
06/30/24	$7,380,223	$8,397,976	$8,485,115
09/30/24	$8,054,187	$9,130,486	$9,219,016
12/31/24	$7,462,720	$8,399,404	$8,588,367
03/31/25	$7,686,303	$8,645,307	$8,620,487
06/30/25	$8,863,843	$9,681,708	$9,875,657
09/30/25	$9,833,779	$10,712,130	$11,009,702
12/31/25	$9,710,216	$11,218,754	$11,339,325

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
R6	30.12%	1.16%	6.86%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%
MSCI Emerging Markets IMI Growth Index	32.03%	2.36%	8.53%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 3,541,794,045
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 36,571,671
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,541,794,045
# of Issuers	88
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$36,571,671

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	26.4%
Industrials	19.4%
Financials	17.8%
Consumer Discretionary	15.1%
Communication Services	10.1%
Health Care	3.0%
Materials	3.0%
Consumer Staples	1.9%
Energy	1.4%
Utilities	0.8%
Real Estate	0.5%
Cash and Cash Equivalents	0.6%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
China	27.2%
India	25.5%
Taiwan	15.4%
Korea, Republic of	15.3%
Brazil	4.9%
South Africa	2.2%
Peru	1.9%
Mexico	1.5%
Poland	1.2%
Others	5.1%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
Taiwan Semiconductor Manufacturing Co., Ltd.	11.7%
Tencent Holdings Limited	5.1%
Alibaba Group Holding Limited	3.9%
Samsung Electronics Co., Ltd.	3.4%
Contemporary Amperex Technology Co. Ltd.	2.4%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2.4%
Bharti Airtel Ltd.	2.4%
Bajaj Finance Limited	2.2%
SK Hynix, Inc.	2.0%
Credicorp, Ltd.	1.9%
Total	37.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000112440
Shareholder Report [Line Items]
Fund Name	Baron Global Opportunity Fund
Class Name	Retail
Trading Symbol	BGAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Global Opportunity Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$131	1.15%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Global equities rose sharply for a third consecutive year, overcoming a swift selloff early in the period related to investor concerns about President Trump’s new tariff policies. Tariff-related fears diminished as the year wore on and the AI boom and U.S. Federal Reserve rate cuts helped push markets to fresh record highs. The Fund appreciated more than 25% and beat the Index in each of the last three years, bouncing back from a difficult stretch of absolute and relative performance in 2021 and 2022. The Fund’s U.S. holdings, specifically SpaceX and Cloudflare, were responsible for relative strength in 2025.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	Retail	MSCI ACWI Index	MSCI ACWI Growth Index
12/31/15	$10,000	$10,000	$10,000
03/31/16	$9,504	$10,024	$9,970
06/30/16	$9,597	$10,123	$10,044
09/30/16	$10,654	$10,660	$10,575
12/31/16	$9,885	$10,786	$10,327
03/31/17	$11,567	$11,532	$11,265
06/30/17	$12,480	$12,024	$11,909
09/30/17	$13,465	$12,647	$12,595
12/31/17	$14,788	$13,372	$13,425
03/31/18	$15,794	$13,234	$13,502
06/30/18	$16,671	$13,314	$13,821
09/30/18	$16,607	$13,884	$14,451
12/31/18	$14,213	$12,113	$12,333
03/31/19	$17,922	$13,588	$14,119
06/30/19	$19,137	$14,079	$14,811
09/30/19	$18,382	$14,075	$14,851
12/31/19	$20,618	$15,335	$16,369
03/31/20	$19,037	$12,059	$13,797
06/30/20	$27,850	$14,376	$17,266
09/30/20	$31,481	$15,545	$19,338
12/31/20	$36,909	$17,828	$21,869
03/31/21	$36,211	$18,643	$21,931
06/30/21	$40,496	$20,021	$24,120
09/30/21	$38,490	$19,810	$23,945
12/31/21	$37,153	$21,133	$25,609
03/31/22	$28,677	$20,000	$23,120
06/30/22	$19,389	$16,868	$18,460
09/30/22	$19,712	$15,717	$17,366
12/31/22	$17,947	$17,252	$18,283
03/31/23	$19,624	$18,512	$20,803
06/30/23	$20,869	$19,656	$22,716
09/30/23	$19,595	$18,987	$21,604
12/31/23	$22,480	$21,082	$24,356
03/31/24	$23,271	$22,798	$26,657
06/30/24	$24,040	$23,464	$28,326
09/30/24	$25,350	$25,016	$29,478
12/31/24	$28,345	$24,769	$30,257
03/31/25	$25,665	$24,441	$28,192
06/30/25	$31,472	$27,258	$33,058
09/30/25	$33,932	$29,336	$36,026
12/31/25	$36,122	$30,302	$37,048

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Retail	27.43%	(0.43)%	13.70%
MSCI ACWI Index	22.34%	11.19%	11.72%
MSCI ACWI Growth Index	22.44%	11.12%	13.99%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 737,169,360
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 4,979,140
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$737,169,360
# of Issuers	42
Portfolio Turnover Rate	9%
Total Advisory Fees Paid (Net of fees waived)	$4,979,140

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	40.2%
Industrials	22.4%
Consumer Discretionary	21.7%
Financials	9.1%
Health Care	6.5%
Unclassified	0.1%
Communication Services	0.0%Footnote Reference‡
Cash and Cash Equivalents	0.0%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote‡	Rounds to less than 0.1%.
Footnote†	Includes other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
United States	53.7%
Netherlands	8.2%
India	6.5%
Argentina	6.3%
Canada	5.6%
Taiwan	5.1%
Brazil	3.6%
Korea, Republic of	3.6%
China	2.9%
Others	4.5%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
Space Exploration Technologies Corp.	18.7%
NVIDIA Corp.	9.0%
MercadoLibre, Inc.	6.2%
Shopify, Inc.	5.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.1%
Amazon.com, Inc.	4.0%
argenx SE	3.7%
Coupang, Inc.	3.6%
Bajaj Finance Limited	3.4%
Eternal Ltd.	3.1%
Total	62.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000112441
Shareholder Report [Line Items]
Fund Name	Baron Global Opportunity Fund
Class Name	Institutional
Trading Symbol	BGAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Global Opportunity Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$102	0.90%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Global equities rose sharply for a third consecutive year, overcoming a swift selloff early in the period related to investor concerns about President Trump’s new tariff policies. Tariff-related fears diminished as the year wore on and the AI boom and U.S. Federal Reserve rate cuts helped push markets to fresh record highs. The Fund appreciated more than 25% and beat the Index in each of the last three years, bouncing back from a difficult stretch of absolute and relative performance in 2021 and 2022. The Fund’s U.S. holdings, specifically SpaceX and Cloudflare, were responsible for relative strength in 2025.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	Institutional	MSCI ACWI Index	MSCI ACWI Growth Index
12/31/15	$1,000,000	$1,000,000	$1,000,000
03/31/16	$950,714	$1,002,382	$996,980
06/30/16	$960,714	$1,012,294	$1,004,379
09/30/16	$1,067,143	$1,065,964	$1,057,453
12/31/16	$990,714	$1,078,643	$1,032,681
03/31/17	$1,159,286	$1,153,158	$1,126,486
06/30/17	$1,250,714	$1,202,435	$1,190,893
09/30/17	$1,350,714	$1,264,746	$1,259,497
12/31/17	$1,484,286	$1,337,217	$1,342,497
03/31/18	$1,586,429	$1,323,396	$1,350,161
06/30/18	$1,675,000	$1,331,425	$1,382,129
09/30/18	$1,670,000	$1,388,369	$1,445,145
12/31/18	$1,430,000	$1,211,326	$1,233,345
03/31/19	$1,804,286	$1,358,805	$1,411,908
06/30/19	$1,927,857	$1,407,884	$1,481,098
09/30/19	$1,852,857	$1,407,519	$1,485,064
12/31/19	$2,080,000	$1,533,507	$1,636,931
03/31/20	$1,921,429	$1,205,870	$1,379,698
06/30/20	$2,812,857	$1,437,625	$1,726,619
09/30/20	$3,181,429	$1,554,508	$1,933,778
12/31/20	$3,732,857	$1,782,776	$2,186,905
03/31/21	$3,664,286	$1,864,274	$2,193,088
06/30/21	$4,100,714	$2,002,105	$2,411,975
09/30/21	$3,899,286	$1,980,997	$2,394,502
12/31/21	$3,766,429	$2,113,256	$2,560,918
03/31/22	$2,908,571	$1,999,968	$2,311,983
06/30/22	$1,967,857	$1,686,763	$1,846,013
09/30/22	$2,002,122	$1,571,731	$1,736,554
12/31/22	$1,823,945	$1,725,177	$1,828,284
03/31/23	$1,995,576	$1,851,216	$2,080,265
06/30/23	$2,123,573	$1,965,570	$2,271,566
09/30/23	$1,994,849	$1,898,691	$2,160,374
12/31/23	$2,290,113	$2,108,199	$2,435,629
03/31/24	$2,372,292	$2,279,790	$2,665,721
06/30/24	$2,452,290	$2,346,442	$2,832,564
09/30/24	$2,588,286	$2,501,633	$2,947,838
12/31/24	$2,895,186	$2,476,895	$3,025,673
03/31/25	$2,623,194	$2,444,088	$2,819,181
06/30/25	$3,218,085	$2,725,809	$3,305,771
09/30/25	$3,466,078	$2,933,592	$3,602,605
12/31/25	$3,692,148	$3,030,169	$3,704,752

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional	27.53%	(0.22)%	13.95%
MSCI ACWI Index	22.34%	11.19%	11.72%
MSCI ACWI Growth Index	22.44%	11.12%	13.99%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 737,169,360
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 4,979,140
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$737,169,360
# of Issuers	42
Portfolio Turnover Rate	9%
Total Advisory Fees Paid (Net of fees waived)	$4,979,140

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	40.2%
Industrials	22.4%
Consumer Discretionary	21.7%
Financials	9.1%
Health Care	6.5%
Unclassified	0.1%
Communication Services	0.0%Footnote Reference‡
Cash and Cash Equivalents	0.0%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote‡	Rounds to less than 0.1%.
Footnote†	Includes other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
United States	53.7%
Netherlands	8.2%
India	6.5%
Argentina	6.3%
Canada	5.6%
Taiwan	5.1%
Brazil	3.6%
Korea, Republic of	3.6%
China	2.9%
Others	4.5%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
Space Exploration Technologies Corp.	18.7%
NVIDIA Corp.	9.0%
MercadoLibre, Inc.	6.2%
Shopify, Inc.	5.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.1%
Amazon.com, Inc.	4.0%
argenx SE	3.7%
Coupang, Inc.	3.6%
Bajaj Finance Limited	3.4%
Eternal Ltd.	3.1%
Total	62.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000174764
Shareholder Report [Line Items]
Fund Name	Baron Global Opportunity Fund
Class Name	R6
Trading Symbol	BGLUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Global Opportunity Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$102	0.90%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Global equities rose sharply for a third consecutive year, overcoming a swift selloff early in the period related to investor concerns about President Trump’s new tariff policies. Tariff-related fears diminished as the year wore on and the AI boom and U.S. Federal Reserve rate cuts helped push markets to fresh record highs. The Fund appreciated more than 25% and beat the Index in each of the last three years, bouncing back from a difficult stretch of absolute and relative performance in 2021 and 2022. The Fund’s U.S. holdings, specifically SpaceX and Cloudflare, were responsible for relative strength in 2025.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	R6	MSCI ACWI Index	MSCI ACWI Growth Index
12/31/15	$5,000,000	$5,000,000	$5,000,000
03/31/16	$4,753,571	$5,011,909	$4,984,901
06/30/16	$4,803,571	$5,061,470	$5,021,896
09/30/16	$5,339,286	$5,329,820	$5,287,264
12/31/16	$4,953,571	$5,393,216	$5,163,407
03/31/17	$5,800,000	$5,765,791	$5,632,429
06/30/17	$6,257,143	$6,012,174	$5,954,466
09/30/17	$6,757,143	$6,323,729	$6,297,483
12/31/17	$7,425,000	$6,686,084	$6,712,484
03/31/18	$7,939,286	$6,616,979	$6,750,806
06/30/18	$8,378,571	$6,657,126	$6,910,643
09/30/18	$8,353,571	$6,941,843	$7,225,727
12/31/18	$7,153,571	$6,056,629	$6,166,723
03/31/19	$9,028,571	$6,794,027	$7,059,541
06/30/19	$9,646,429	$7,039,419	$7,405,492
09/30/19	$9,267,857	$7,037,596	$7,425,322
12/31/19	$10,403,571	$7,667,535	$8,184,655
03/31/20	$9,610,714	$6,029,350	$6,898,488
06/30/20	$14,071,429	$7,188,126	$8,633,096
09/30/20	$15,917,857	$7,772,539	$9,668,892
12/31/20	$18,671,429	$8,913,881	$10,934,526
03/31/21	$18,332,143	$9,321,370	$10,965,442
06/30/21	$20,514,286	$10,010,524	$12,059,874
09/30/21	$19,507,143	$9,904,985	$11,972,510
12/31/21	$18,842,857	$10,566,279	$12,804,588
03/31/22	$14,553,571	$9,999,842	$11,559,914
06/30/22	$9,846,429	$8,433,817	$9,230,064
09/30/22	$10,017,751	$7,858,654	$8,682,768
12/31/22	$9,126,880	$8,625,887	$9,141,418
03/31/23	$9,985,025	$9,256,078	$10,401,325
06/30/23	$10,624,997	$9,827,852	$11,357,828
09/30/23	$9,981,389	$9,493,453	$10,801,870
12/31/23	$11,457,689	$10,540,994	$12,178,146
03/31/24	$11,864,944	$11,398,948	$13,328,603
06/30/24	$12,268,563	$11,732,209	$14,162,818
09/30/24	$12,944,897	$12,508,163	$14,739,188
12/31/24	$14,483,013	$12,384,476	$15,128,365
03/31/25	$13,119,435	$12,220,440	$14,095,907
06/30/25	$16,097,489	$13,629,045	$16,528,853
09/30/25	$17,370,162	$14,667,960	$18,013,024
12/31/25	$18,504,062	$15,150,847	$18,523,758

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
R6	27.76%	(0.18)%	13.98%
MSCI ACWI Index	22.34%	11.19%	11.72%
MSCI ACWI Growth Index	22.44%	11.12%	13.99%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 737,169,360
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 4,979,140
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$737,169,360
# of Issuers	42
Portfolio Turnover Rate	9%
Total Advisory Fees Paid (Net of fees waived)	$4,979,140

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	40.2%
Industrials	22.4%
Consumer Discretionary	21.7%
Financials	9.1%
Health Care	6.5%
Unclassified	0.1%
Communication Services	0.0%Footnote Reference‡
Cash and Cash Equivalents	0.0%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote‡	Rounds to less than 0.1%.
Footnote†	Includes other assets and liabilities-net.

Country Exposures

(as a % of net assets)*

Value	Value
United States	53.7%
Netherlands	8.2%
India	6.5%
Argentina	6.3%
Canada	5.6%
Taiwan	5.1%
Brazil	3.6%
Korea, Republic of	3.6%
China	2.9%
Others	4.5%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
Space Exploration Technologies Corp.	18.7%
NVIDIA Corp.	9.0%
MercadoLibre, Inc.	6.2%
Shopify, Inc.	5.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.1%
Amazon.com, Inc.	4.0%
argenx SE	3.7%
Coupang, Inc.	3.6%
Bajaj Finance Limited	3.4%
Eternal Ltd.	3.1%
Total	62.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000196927
Shareholder Report [Line Items]
Fund Name	Baron Real Estate Income Fund
Class Name	Retail
Trading Symbol	BRIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Real Estate Income Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$107	1.05%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

REITs trailed the broader U.S. equity market in 2025, as growth-oriented stocks, particularly those at the forefront of the AI boom, led the way. The Fund outperformed because of its unique exposure to non-REIT real estate companies, which were up over 18%. GDS, Wynn, Jones Lang LaSalle, Brookfield, Las Vegas Sands, CRH, and Toll Brothers led the way in the group. Stock selection in health care (American Healthcare, Ventas, and Welltower) and self-storage (SmartStop Self Storage) REITs also added value but was undone by stock-specific weakness in all other REIT categories where the Fund had investments.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	Retail	S&P 500 Index	MSCI US REIT Index
12/29/17	$10,000	$10,000	$10,000
12/31/17	$10,000	$10,000	$10,000
3/31/18	$9,390	$9,924	$9,162
6/30/18	$9,975	$10,265	$10,054
9/30/18	$10,006	$11,056	$10,132
12/31/18	$8,867	$9,562	$9,417
3/31/19	$10,451	$10,867	$10,917
6/30/19	$10,694	$11,334	$11,025
9/30/19	$11,408	$11,527	$11,839
12/31/19	$12,118	$12,572	$11,709
3/31/20	$10,195	$10,108	$8,520
6/30/20	$11,937	$12,185	$9,490
9/30/20	$12,941	$13,273	$9,617
12/31/20	$14,787	$14,885	$10,690
3/31/21	$15,892	$15,804	$11,598
6/30/21	$17,217	$17,156	$12,961
9/30/21	$16,927	$17,255	$13,057
12/31/21	$19,087	$19,158	$15,149
3/31/22	$18,530	$18,277	$14,501
6/30/22	$15,115	$15,334	$12,012
9/30/22	$13,541	$14,586	$10,778
12/31/22	$13,818	$15,688	$11,306
3/31/23	$14,456	$16,865	$11,576
6/30/23	$14,925	$18,339	$11,846
9/30/23	$13,962	$17,739	$10,979
12/31/23	$15,917	$19,813	$12,692
3/31/24	$16,223	$21,904	$12,614
6/30/24	$15,909	$22,842	$12,586
9/30/24	$18,480	$24,187	$14,574
12/31/24	$18,648	$24,770	$13,643
3/31/25	$18,441	$23,711	$13,746
6/30/25	$18,398	$26,306	$13,546
9/30/25	$19,375	$28,443	$14,154
12/31/25	$19,283	$29,198	$13,872

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Retail	3.41%	5.45%	8.55%
MSCI US REIT Index	1.67%	5.35%	4.17%
S&P 500 Index	17.88%	14.42%	14.32%

Performance Inception Date	Dec. 29, 2017
No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 258,828,817
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 1,589,738
InvestmentCompanyPortfolioTurnover	122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$258,828,817
# of Issuers	35
Portfolio Turnover Rate	122%
Total Advisory Fees Paid (Net of fees waived)	$1,589,738

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Real Estate	72.8%
Financials	9.2%
Consumer Discretionary	8.3%
Materials	2.9%
Information Technology	1.7%
Industrials	1.3%
Cash and Cash Equivalents	3.8%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
Prologis, Inc.	10.8%
Welltower, Inc.	10.2%
Ventas, Inc.	7.0%
Simon Property Group, Inc.	4.3%
Brookfield Corp.	4.0%
Jones Lang LaSalle, Inc.	4.0%
EastGroup Properties, Inc.	3.9%
Macerich Co.	3.7%
Equinix, Inc.	3.6%
American Tower Corp.	2.9%
Total	54.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000196928
Shareholder Report [Line Items]
Fund Name	Baron Real Estate Income Fund
Class Name	Institutional
Trading Symbol	BRIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Real Estate Income Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$81	0.80%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

REITs trailed the broader U.S. equity market in 2025, as growth-oriented stocks, particularly those at the forefront of the AI boom, led the way. The Fund outperformed because of its unique exposure to non-REIT real estate companies, which were up over 18%. GDS, Wynn, Jones Lang LaSalle, Brookfield, Las Vegas Sands, CRH, and Toll Brothers led the way in the group. Stock selection in health care (American Healthcare, Ventas, and Welltower) and self-storage (SmartStop Self Storage) REITs also added value but was undone by stock-specific weakness in all other REIT categories where the Fund had investments.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	Institutional	S&P 500 Index	MSCI US REIT Index
12/29/17	$1,000,000	$1,000,000	$1,000,000
12/31/17	$1,000,000	$1,000,000	$1,000,000
3/31/18	$940,000	$992,409	$916,133
6/30/18	$998,508	$1,026,487	$1,005,373
9/30/18	$1,002,593	$1,105,637	$1,013,203
12/31/18	$889,736	$956,158	$941,725
3/31/19	$1,049,110	$1,086,653	$1,091,679
6/30/19	$1,073,502	$1,133,421	$1,102,508
9/30/19	$1,142,797	$1,152,670	$1,183,848
12/31/19	$1,214,860	$1,257,217	$1,170,863
3/31/20	$1,023,575	$1,010,827	$851,959
6/30/20	$1,197,739	$1,218,485	$948,988
9/30/20	$1,299,230	$1,327,287	$961,695
12/31/20	$1,485,821	$1,488,530	$1,068,986
3/31/21	$1,598,482	$1,580,445	$1,159,809
6/30/21	$1,733,020	$1,715,556	$1,296,022
9/30/21	$1,705,139	$1,725,541	$1,305,718
12/31/21	$1,925,315	$1,915,818	$1,514,868
3/31/22	$1,869,667	$1,827,719	$1,450,033
6/30/22	$1,525,035	$1,533,435	$1,201,161
9/30/22	$1,367,663	$1,458,563	$1,077,737
12/31/22	$1,396,373	$1,568,846	$1,130,544
3/31/23	$1,462,378	$1,686,464	$1,157,559
6/30/23	$1,510,709	$1,833,898	$1,184,592
9/30/23	$1,413,162	$1,773,866	$1,097,891
12/31/23	$1,612,935	$1,981,259	$1,269,214
3/31/24	$1,644,526	$2,190,400	$1,261,331
6/30/24	$1,613,032	$2,284,231	$1,258,597
9/30/24	$1,875,084	$2,418,694	$1,457,355
12/31/24	$1,892,961	$2,476,964	$1,364,229
3/31/25	$1,874,471	$2,371,145	$1,374,575
6/30/25	$1,870,154	$2,630,605	$1,354,545
9/30/25	$1,971,653	$2,844,328	$1,415,365
12/31/25	$1,963,687	$2,919,845	$1,387,176

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Institutional	3.74%	5.74%	8.79%
MSCI US REIT Index	1.67%	5.35%	4.17%
S&P 500 Index	17.88%	14.42%	14.32%

Performance Inception Date	Dec. 29, 2017
No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 258,828,817
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 1,589,738
InvestmentCompanyPortfolioTurnover	122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$258,828,817
# of Issuers	35
Portfolio Turnover Rate	122%
Total Advisory Fees Paid (Net of fees waived)	$1,589,738

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Real Estate	72.8%
Financials	9.2%
Consumer Discretionary	8.3%
Materials	2.9%
Information Technology	1.7%
Industrials	1.3%
Cash and Cash Equivalents	3.8%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
Prologis, Inc.	10.8%
Welltower, Inc.	10.2%
Ventas, Inc.	7.0%
Simon Property Group, Inc.	4.3%
Brookfield Corp.	4.0%
Jones Lang LaSalle, Inc.	4.0%
EastGroup Properties, Inc.	3.9%
Macerich Co.	3.7%
Equinix, Inc.	3.6%
American Tower Corp.	2.9%
Total	54.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000196929
Shareholder Report [Line Items]
Fund Name	Baron Real Estate Income Fund
Class Name	R6
Trading Symbol	BRIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Real Estate Income Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$81	0.80%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

REITs trailed the broader U.S. equity market in 2025, as growth-oriented stocks, particularly those at the forefront of the AI boom, led the way. The Fund outperformed because of its unique exposure to non-REIT real estate companies, which were up over 18%. GDS, Wynn, Jones Lang LaSalle, Brookfield, Las Vegas Sands, CRH, and Toll Brothers led the way in the group. Stock selection in health care (American Healthcare, Ventas, and Welltower) and self-storage (SmartStop Self Storage) REITs also added value but was undone by stock-specific weakness in all other REIT categories where the Fund had investments.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	R6	S&P 500 Index	MSCI US REIT Index
12/29/17	$5,000,000	$5,000,000	$4,999,999
12/31/17	$5,000,000	$5,000,000	$4,999,999
3/31/18	$4,705,000	$4,962,045	$4,580,666
6/30/18	$4,997,538	$5,132,435	$5,026,866
9/30/18	$5,012,835	$5,528,185	$5,066,016
12/31/18	$4,448,569	$4,780,788	$4,708,624
3/31/19	$5,245,419	$5,433,264	$5,458,394
6/30/19	$5,372,526	$5,667,103	$5,512,541
9/30/19	$5,708,651	$5,763,348	$5,919,238
12/31/19	$6,068,938	$6,286,085	$5,854,314
3/31/20	$5,112,523	$5,054,136	$4,259,796
6/30/20	$5,983,322	$6,092,425	$4,744,939
9/30/20	$6,490,762	$6,636,436	$4,808,475
12/31/20	$7,423,695	$7,442,650	$5,344,932
3/31/21	$7,986,989	$7,902,225	$5,799,045
6/30/21	$8,659,665	$8,577,778	$6,480,111
9/30/21	$8,514,971	$8,627,704	$6,528,590
12/31/21	$9,621,126	$9,579,091	$7,574,341
3/31/22	$9,337,551	$9,138,595	$7,250,164
6/30/22	$7,619,763	$7,667,176	$6,005,804
9/30/22	$6,827,557	$7,292,816	$5,388,687
12/31/22	$6,976,529	$7,844,232	$5,652,722
3/31/23	$7,306,561	$8,432,318	$5,787,796
6/30/23	$7,548,221	$9,169,490	$5,922,958
9/30/23	$7,060,478	$8,869,332	$5,489,453
12/31/23	$8,053,838	$9,906,297	$6,346,071
3/31/24	$8,217,349	$10,952,000	$6,306,656
6/30/24	$8,059,895	$11,421,157	$6,292,986
9/30/24	$9,370,224	$12,093,469	$7,286,774
12/31/24	$9,453,994	$12,384,821	$6,821,147
3/31/25	$9,361,539	$11,855,725	$6,872,873
6/30/25	$9,339,954	$13,153,023	$6,772,727
9/30/25	$9,847,477	$14,221,641	$7,076,827
12/31/25	$9,807,645	$14,599,224	$6,935,878

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
R6	3.74%	5.73%	8.78%
MSCI US REIT Index	1.67%	5.35%	4.17%
S&P 500 Index	17.88%	14.42%	14.32%

Performance Inception Date	Dec. 29, 2017
No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 258,828,817
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 1,589,738
InvestmentCompanyPortfolioTurnover	122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$258,828,817
# of Issuers	35
Portfolio Turnover Rate	122%
Total Advisory Fees Paid (Net of fees waived)	$1,589,738

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Real Estate	72.8%
Financials	9.2%
Consumer Discretionary	8.3%
Materials	2.9%
Information Technology	1.7%
Industrials	1.3%
Cash and Cash Equivalents	3.8%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
Prologis, Inc.	10.8%
Welltower, Inc.	10.2%
Ventas, Inc.	7.0%
Simon Property Group, Inc.	4.3%
Brookfield Corp.	4.0%
Jones Lang LaSalle, Inc.	4.0%
EastGroup Properties, Inc.	3.9%
Macerich Co.	3.7%
Equinix, Inc.	3.6%
American Tower Corp.	2.9%
Total	54.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000200241
Shareholder Report [Line Items]
Fund Name	Baron Health Care Fund
Class Name	R6
Trading Symbol	BHCUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Health Care Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Health Care struggled to keep pace with the broader U.S. equity market for a third straight year, with most of the weakness coming in May, June, and July when the sector trailed the Russell 3000 Index by approximately 20%. Health Care performance was hampered by multiple factors, including regulatory uncertainty, federal investigations involving sector heavyweight UnitedHealth, cancellations/delays of National Institutes of Health grants for academic research, concerns about tariffs on the pharmaceutical industry, and renewed investor interest in AI-driven technology companies. Against this challenging backdrop, the Fund trailed the Index due to a combination of disappointing stock selection and lower exposure to strong-performing mega cap pharmaceutical stocks.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	R6	Russell 3000 Index	Russell 3000 Health Care Index
4/30/18	$5,000,000	$5,000,000	$5,000,000
6/30/18	$5,240,000	$5,174,774	$5,169,101
9/30/18	$5,800,000	$5,543,421	$5,872,428
12/31/18	$4,760,000	$4,750,590	$5,242,465
3/31/19	$5,475,000	$5,417,737	$5,697,244
6/30/19	$5,825,000	$5,639,597	$5,778,840
9/30/19	$5,475,000	$5,705,159	$5,570,154
12/31/19	$6,455,000	$6,224,177	$6,401,579
3/31/20	$5,855,000	$4,923,343	$5,576,793
6/30/20	$7,300,000	$6,007,835	$6,517,950
9/30/20	$8,150,000	$6,561,008	$6,940,235
12/31/20	$9,537,612	$7,524,270	$7,639,687
3/31/21	$9,598,264	$8,001,829	$7,803,056
6/30/21	$10,690,010	$8,661,163	$8,439,848
9/30/21	$10,816,260	$8,652,354	$8,454,091
12/31/21	$11,043,325	$9,455,081	$9,060,627
3/31/22	$9,941,043	$8,955,999	$8,647,788
6/30/22	$8,951,553	$7,460,243	$8,005,630
9/30/22	$8,408,103	$7,127,173	$7,627,711
12/31/22	$9,177,137	$7,639,050	$8,508,021
3/31/23	$8,833,635	$8,187,557	$8,229,641
6/30/23	$9,653,938	$8,874,231	$8,512,817
9/30/23	$9,069,472	$8,585,479	$8,182,555
12/31/23	$9,766,729	$9,621,905	$8,751,949
3/31/24	$10,633,174	$10,585,958	$9,497,668
6/30/24	$10,361,449	$10,926,401	$9,400,994
9/30/24	$10,963,688	$11,607,022	$10,034,642
12/31/24	$9,913,151	$11,912,668	$9,056,080
3/31/25	$9,660,816	$11,350,158	$9,406,654
6/30/25	$9,171,596	$12,597,681	$8,824,260
9/30/25	$9,665,966	$13,627,690	$9,269,650
12/31/25	$10,932,789	$13,955,146	$10,374,687

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 4/30/2018
R6	10.29%	2.77%	10.73%
Russell 3000 Health Care Index	14.56%	6.31%	9.98%
Russell 3000 Index	17.15%	13.15%	14.32%

Performance Inception Date	Apr. 30, 2018
No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 143,988,886
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 994,776
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$143,988,886
# of Issuers	43
Portfolio Turnover Rate	74%
Total Advisory Fees Paid (Net of fees waived)	$994,776

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Health Care	94.7%
Real Estate	1.0%
Cash and Cash Equivalents	4.3%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
Eli Lilly & Co.	11.4%
argenx SE	6.8%
Thermo Fisher Scientific, Inc.	5.2%
Insmed, Inc.	4.6%
AstraZeneca PLC	4.0%
AbbVie, Inc.	3.9%
Mettler-Toledo International, Inc.	3.4%
Intuitive Surgical, Inc.	3.3%
Boston Scientific Corp.	3.1%
Danaher Corp.	3.1%
Total	48.8%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000200239
Shareholder Report [Line Items]
Fund Name	Baron Health Care Fund
Class Name	Retail
Trading Symbol	BHCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Health Care Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$116	1.10%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Health Care struggled to keep pace with the broader U.S. equity market for a third straight year, with most of the weakness coming in May, June, and July when the sector trailed the Russell 3000 Index by approximately 20%. Health Care performance was hampered by multiple factors, including regulatory uncertainty, federal investigations involving sector heavyweight UnitedHealth, cancellations/delays of National Institutes of Health grants for academic research, concerns about tariffs on the pharmaceutical industry, and renewed investor interest in AI-driven technology companies. Against this challenging backdrop, the Fund trailed the Index due to a combination of disappointing stock selection and lower exposure to strong-performing mega cap pharmaceutical stocks.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	Retail	Russell 3000 Index	Russell 3000 Health Care Index
4/30/18	$10,000	$10,000	$10,000
6/30/18	$10,480	$10,350	$10,338
9/30/18	$11,590	$11,087	$11,745
12/31/18	$9,510	$9,501	$10,485
3/31/19	$10,930	$10,835	$11,394
6/30/19	$11,620	$11,279	$11,558
9/30/19	$10,910	$11,410	$11,140
12/31/19	$12,860	$12,448	$12,803
3/31/20	$11,650	$9,847	$11,154
6/30/20	$14,520	$12,016	$13,036
9/30/20	$16,200	$13,122	$13,880
12/31/20	$18,955	$15,049	$15,279
3/31/21	$19,056	$16,004	$15,606
6/30/21	$21,220	$17,322	$16,880
9/30/21	$21,452	$17,305	$16,908
12/31/21	$21,886	$18,910	$18,121
3/31/22	$19,691	$17,912	$17,296
6/30/22	$17,722	$14,920	$16,011
9/30/22	$16,635	$14,254	$15,255
12/31/22	$18,142	$15,278	$17,016
3/31/23	$17,455	$16,375	$16,459
6/30/23	$19,065	$17,748	$17,026
9/30/23	$17,896	$17,171	$16,365
12/31/23	$19,260	$19,244	$17,504
3/31/24	$20,963	$21,172	$18,995
6/30/24	$20,419	$21,853	$18,802
9/30/24	$21,588	$23,214	$20,069
12/31/24	$19,502	$23,825	$18,112
3/31/25	$18,988	$22,700	$18,813
6/30/25	$18,022	$25,195	$17,649
9/30/25	$18,988	$27,255	$18,539
12/31/25	$21,454	$27,910	$20,749

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 4/30/2018
Retail	10.01%	2.51%	10.46%
Russell 3000 Health Care Index	14.56%	6.31%	9.98%
Russell 3000 Index	17.15%	13.15%	14.32%

Performance Inception Date	Apr. 30, 2018
No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 143,988,886
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 994,776
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$143,988,886
# of Issuers	43
Portfolio Turnover Rate	74%
Total Advisory Fees Paid (Net of fees waived)	$994,776

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Health Care	94.7%
Real Estate	1.0%
Cash and Cash Equivalents	4.3%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
Eli Lilly & Co.	11.4%
argenx SE	6.8%
Thermo Fisher Scientific, Inc.	5.2%
Insmed, Inc.	4.6%
AstraZeneca PLC	4.0%
AbbVie, Inc.	3.9%
Mettler-Toledo International, Inc.	3.4%
Intuitive Surgical, Inc.	3.3%
Boston Scientific Corp.	3.1%
Danaher Corp.	3.1%
Total	48.8%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000200240
Shareholder Report [Line Items]
Fund Name	Baron Health Care Fund
Class Name	Institutional
Trading Symbol	BHCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Health Care Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Health Care struggled to keep pace with the broader U.S. equity market for a third straight year, with most of the weakness coming in May, June, and July when the sector trailed the Russell 3000 Index by approximately 20%. Health Care performance was hampered by multiple factors, including regulatory uncertainty, federal investigations involving sector heavyweight UnitedHealth, cancellations/delays of National Institutes of Health grants for academic research, concerns about tariffs on the pharmaceutical industry, and renewed investor interest in AI-driven technology companies. Against this challenging backdrop, the Fund trailed the Index due to a combination of disappointing stock selection and lower exposure to strong-performing mega cap pharmaceutical stocks.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	Institutional	Russell 3000 Index	Russell 3000 Health Care Index
4/30/18	$1,000,000	$1,000,000	$1,000,000
6/30/18	$1,049,000	$1,034,955	$1,033,820
9/30/18	$1,160,000	$1,108,684	$1,174,486
12/31/18	$953,000	$950,118	$1,048,493
3/31/19	$1,096,000	$1,083,547	$1,139,449
6/30/19	$1,165,000	$1,127,919	$1,155,768
9/30/19	$1,095,000	$1,141,032	$1,114,031
12/31/19	$1,292,000	$1,244,835	$1,280,316
3/31/20	$1,171,000	$984,669	$1,115,359
6/30/20	$1,460,000	$1,201,567	$1,303,590
9/30/20	$1,630,000	$1,312,202	$1,388,047
12/31/20	$1,908,533	$1,504,854	$1,527,937
3/31/21	$1,919,653	$1,600,366	$1,560,611
6/30/21	$2,139,013	$1,732,233	$1,687,970
9/30/21	$2,164,263	$1,730,471	$1,690,818
12/31/21	$2,208,650	$1,891,016	$1,812,125
3/31/22	$1,989,221	$1,791,200	$1,729,558
6/30/22	$1,790,299	$1,492,049	$1,601,126
9/30/22	$1,682,635	$1,425,435	$1,525,542
12/31/22	$1,835,415	$1,527,810	$1,701,604
3/31/23	$1,767,741	$1,637,511	$1,645,928
6/30/23	$1,930,775	$1,774,846	$1,702,563
9/30/23	$1,813,882	$1,717,096	$1,636,511
12/31/23	$1,953,333	$1,924,381	$1,750,390
3/31/24	$2,127,646	$2,117,192	$1,899,534
6/30/24	$2,073,301	$2,185,280	$1,880,199
9/30/24	$2,193,748	$2,321,404	$2,006,928
12/31/24	$1,983,643	$2,382,534	$1,811,216
3/31/25	$1,933,176	$2,270,032	$1,881,331
6/30/25	$1,835,333	$2,519,536	$1,764,852
9/30/25	$1,934,206	$2,725,538	$1,853,930
12/31/25	$2,187,569	$2,791,029	$2,074,937

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 4/30/2018
Institutional	10.28%	2.77%	10.74%
Russell 3000 Health Care Index	14.56%	6.31%	9.98%
Russell 3000 Index	17.15%	13.15%	14.32%

Performance Inception Date	Apr. 30, 2018
No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 143,988,886
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 994,776
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$143,988,886
# of Issuers	43
Portfolio Turnover Rate	74%
Total Advisory Fees Paid (Net of fees waived)	$994,776

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Health Care	94.7%
Real Estate	1.0%
Cash and Cash Equivalents	4.3%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
Eli Lilly & Co.	11.4%
argenx SE	6.8%
Thermo Fisher Scientific, Inc.	5.2%
Insmed, Inc.	4.6%
AstraZeneca PLC	4.0%
AbbVie, Inc.	3.9%
Mettler-Toledo International, Inc.	3.4%
Intuitive Surgical, Inc.	3.3%
Boston Scientific Corp.	3.1%
Danaher Corp.	3.1%
Total	48.8%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000227029
Shareholder Report [Line Items]
Fund Name	Baron India Fund
Class Name	Retail
Trading Symbol	BINRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron India Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$145	1.45%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

After delivering stellar performance over the 2020 to 2024 period, Indian equities experienced a phase of consolidation in 2025, driven by a temporary deceleration in economic growth and a related loss of earnings momentum. The Fund trailed the Index for the year with most of the underperformance coming in the fourth quarter when the breadth of equity returns narrowed in favor of large caps and value-oriented equities significantly outpaced growth peers. Consequently, the Fund’s sizable exposure to SMID-cap stocks and growth-oriented investment bias were key drags on relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	Retail	MSCI Emerging Markets Index	MSCI AC Asia ex Japan/India Linked Index	MSCI India Index
7/30/21	$10,000	$10,000	$10,000	$10,000
9/30/21	$10,370	$9,854	$9,802	$11,161
12/31/21	$10,170	$9,725	$9,681	$11,137
3/31/22	$8,610	$9,046	$8,907	$10,930
6/30/22	$7,920	$8,011	$8,105	$9,439
9/30/22	$6,950	$7,084	$6,984	$10,052
12/31/22	$7,400	$7,771	$7,776	$10,251
3/31/23	$7,610	$8,078	$8,114	$9,600
6/30/23	$7,770	$8,151	$8,012	$10,775
9/30/23	$7,370	$7,912	$7,744	$11,068
12/31/23	$7,810	$8,535	$8,242	$12,384
3/31/24	$8,310	$8,713	$8,437	$13,136
6/30/24	$9,200	$9,173	$9,045	$14,477
9/30/24	$9,772	$9,974	$9,403	$15,531
12/31/24	$9,181	$9,175	$8,339	$13,773
3/31/25	$8,901	$9,444	$8,092	$13,366
6/30/25	$9,712	$10,576	$8,839	$14,599
9/30/25	$9,091	$11,701	$8,167	$13,489
12/31/25	$9,123	$12,255	$8,557	$14,134

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception 7/30/2021
Retail	(0.63)%	(2.05)%
MSCI AC Asia ex Japan/India Linked Index	2.62%	(3.46)%
MSCI India Index	2.62%	8.13%
MSCI Emerging Markets Index	33.57%	4.70%

Performance Inception Date	Jul. 30, 2021
No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 25,384,873
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$25,384,873
# of Issuers	38
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (Net of fees waived)	$0

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	30.4%
Industrials	17.8%
Consumer Discretionary	10.5%
Health Care	8.9%
Communication Services	8.2%
Information Technology	7.5%
Energy	6.7%
Utilities	2.1%
Consumer Staples	2.0%
Real Estate	0.6%
Materials	0.4%
Cash and Cash Equivalents	4.9%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
HDFC Bank Ltd.	7.9%
Bharti Airtel Ltd. PP	7.4%
Reliance Industries Limited	6.7%
Precision Wires India Ltd.	4.8%
ICICI Bank Ltd.	4.4%
Bajaj Finance Limited	4.3%
Max Healthcare Institute Ltd.	4.3%
Eternal Ltd.	3.9%
Aster DM Healthcare Ltd.	3.0%
Mahindra & Mahindra Ltd.	3.0%
Total	49.8%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000227030
Shareholder Report [Line Items]
Fund Name	Baron India Fund
Class Name	Institutional
Trading Symbol	BINDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron India Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$120	1.20%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

After delivering stellar performance over the 2020 to 2024 period, Indian equities experienced a phase of consolidation in 2025, driven by a temporary deceleration in economic growth and a related loss of earnings momentum. The Fund trailed the Index for the year with most of the underperformance coming in the fourth quarter when the breadth of equity returns narrowed in favor of large caps and value-oriented equities significantly outpaced growth peers. Consequently, the Fund’s sizable exposure to SMID-cap stocks and growth-oriented investment bias were key drags on relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	Institutional	MSCI Emerging Markets Index	MSCI AC Asia ex Japan/India Linked Index	MSCI India Index
7/30/21	$1,000,000	$1,000,000	$1,000,000	$1,000,000
9/30/21	$1,037,000	$985,394	$980,150	$1,116,115
12/31/21	$1,017,000	$972,470	$968,070	$1,113,710
3/31/22	$862,000	$904,641	$890,690	$1,093,020
6/30/22	$794,000	$801,061	$810,480	$943,873
9/30/22	$697,000	$708,359	$698,360	$1,005,184
12/31/22	$743,000	$777,088	$777,640	$1,025,124
3/31/23	$764,000	$807,828	$811,390	$960,030
6/30/23	$780,000	$815,075	$801,170	$1,077,480
9/30/23	$741,000	$791,232	$774,380	$1,106,751
12/31/23	$786,000	$853,461	$824,150	$1,238,417
3/31/24	$836,000	$871,297	$843,740	$1,313,580
6/30/24	$926,000	$917,349	$904,470	$1,447,661
9/30/24	$984,645	$997,365	$940,330	$1,553,144
12/31/24	$925,486	$917,505	$833,870	$1,377,295
3/31/25	$898,413	$944,366	$809,240	$1,336,631
6/30/25	$980,634	$1,057,577	$883,880	$1,459,915
9/30/25	$918,467	$1,170,135	$816,650	$1,348,862
12/31/25	$922,368	$1,225,476	$855,710	$1,413,372

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception 7/30/2021
Institutional	(0.34)%	(1.81)%
MSCI AC Asia ex Japan/India Linked Index	2.62%	(3.46)%
MSCI India Index	2.62%	8.13%
MSCI Emerging Markets Index	33.57%	4.70%

Performance Inception Date	Jul. 30, 2021
No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 25,384,873
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$25,384,873
# of Issuers	38
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (Net of fees waived)	$0

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	30.4%
Industrials	17.8%
Consumer Discretionary	10.5%
Health Care	8.9%
Communication Services	8.2%
Information Technology	7.5%
Energy	6.7%
Utilities	2.1%
Consumer Staples	2.0%
Real Estate	0.6%
Materials	0.4%
Cash and Cash Equivalents	4.9%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
HDFC Bank Ltd.	7.9%
Bharti Airtel Ltd. PP	7.4%
Reliance Industries Limited	6.7%
Precision Wires India Ltd.	4.8%
ICICI Bank Ltd.	4.4%
Bajaj Finance Limited	4.3%
Max Healthcare Institute Ltd.	4.3%
Eternal Ltd.	3.9%
Aster DM Healthcare Ltd.	3.0%
Mahindra & Mahindra Ltd.	3.0%
Total	49.8%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000227028
Shareholder Report [Line Items]
Fund Name	Baron India Fund
Class Name	R6
Trading Symbol	BINUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron India Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$120	1.20%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

After delivering stellar performance over the 2020 to 2024 period, Indian equities experienced a phase of consolidation in 2025, driven by a temporary deceleration in economic growth and a related loss of earnings momentum. The Fund trailed the Index for the year with most of the underperformance coming in the fourth quarter when the breadth of equity returns narrowed in favor of large caps and value-oriented equities significantly outpaced growth peers. Consequently, the Fund’s sizable exposure to SMID-cap stocks and growth-oriented investment bias were key drags on relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	R6	MSCI Emerging Markets Index	MSCI AC Asia ex Japan/India Linked Index	MSCI India Index
7/30/21	$5,000,000	$5,000,000	$5,000,000	$5,000,000
9/30/21	$5,185,000	$4,926,972	$4,900,750	$5,580,573
12/31/21	$5,085,000	$4,862,349	$4,840,350	$5,568,552
3/31/22	$4,315,000	$4,523,204	$4,453,450	$5,465,098
6/30/22	$3,975,000	$4,005,307	$4,052,400	$4,719,364
9/30/22	$3,490,000	$3,541,794	$3,491,800	$5,025,918
12/31/22	$3,715,000	$3,885,438	$3,888,200	$5,125,622
3/31/23	$3,825,000	$4,039,141	$4,056,950	$4,800,152
6/30/23	$3,905,000	$4,075,373	$4,005,850	$5,387,398
9/30/23	$3,710,000	$3,956,159	$3,871,900	$5,533,755
12/31/23	$3,930,000	$4,267,304	$4,120,750	$6,192,083
3/31/24	$4,185,000	$4,356,485	$4,218,700	$6,567,901
6/30/24	$4,635,000	$4,586,747	$4,522,350	$7,238,306
9/30/24	$4,928,225	$4,986,824	$4,701,650	$7,765,719
12/31/24	$4,632,431	$4,587,527	$4,169,350	$6,886,477
3/31/25	$4,497,068	$4,721,832	$4,046,200	$6,683,155
6/30/25	$4,908,171	$5,287,886	$4,419,400	$7,299,573
9/30/25	$4,592,324	$5,850,674	$4,083,250	$6,744,312
12/31/25	$4,616,840	$6,127,379	$4,278,550	$7,066,859

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception 7/30/2021
R6	(0.34)%	(1.79)%
MSCI AC Asia ex Japan/India Linked Index	2.62%	(3.46)%
MSCI India Index	2.62%	8.13%
MSCI Emerging Markets Index	33.57%	4.70%

Performance Inception Date	Jul. 30, 2021
No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 25,384,873
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$25,384,873
# of Issuers	38
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (Net of fees waived)	$0

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	30.4%
Industrials	17.8%
Consumer Discretionary	10.5%
Health Care	8.9%
Communication Services	8.2%
Information Technology	7.5%
Energy	6.7%
Utilities	2.1%
Consumer Staples	2.0%
Real Estate	0.6%
Materials	0.4%
Cash and Cash Equivalents	4.9%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
HDFC Bank Ltd.	7.9%
Bharti Airtel Ltd. PP	7.4%
Reliance Industries Limited	6.7%
Precision Wires India Ltd.	4.8%
ICICI Bank Ltd.	4.4%
Bajaj Finance Limited	4.3%
Max Healthcare Institute Ltd.	4.3%
Eternal Ltd.	3.9%
Aster DM Healthcare Ltd.	3.0%
Mahindra & Mahindra Ltd.	3.0%
Total	49.8%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000196932
Shareholder Report [Line Items]
Fund Name	Baron WealthBuilder Fund
Class Name	Retail
Trading Symbol	BWBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron WealthBuilder Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Global equities rose sharply for a third consecutive year, overcoming a swift selloff early in the period related to investor concerns about President Trump’s new tariff policies. Tariff-related fears diminished as the year wore on and the AI boom and a series of U.S. Federal Reserve rate cuts helped push markets to new record highs. Smaller cap growth stocks trailed large caps for a fifth straight year. Given this backdrop, the Fund underperformed largely due to its elevated exposure to small- and mid-cap growth stocks via positions in Baron Growth, Small Cap, Discovery, and Asset, which together accounted for approximately 40% of average assets. Exposure to Baron Real Estate, Real Estate Income, and Health Care that are heavily invested in certain sectors that were out of favor during the year (Real Estate, REITs, and Health Care) and lower exposure to the prime beneficiaries of AI (semiconductors) also proved costly.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	Retail	S&P 500 Index	MSCI ACWI Index
12/29/17	$1,000,000	$1,000,000	$1,000,000
3/31/18	$1,024,000	$992,409	$989,664
6/30/18	$1,074,000	$1,026,487	$995,669
9/30/18	$1,118,000	$1,105,637	$1,038,252
12/31/18	$934,233	$956,158	$905,856
3/31/19	$1,110,466	$1,086,653	$1,016,144
6/30/19	$1,174,550	$1,133,421	$1,052,846
9/30/19	$1,148,952	$1,152,670	$1,052,574
12/31/19	$1,272,797	$1,257,217	$1,146,790
3/31/20	$1,037,595	$1,010,827	$901,776
6/30/20	$1,403,927	$1,218,485	$1,075,088
9/30/20	$1,681,127	$1,327,287	$1,162,495
12/31/20	$2,067,630	$1,488,530	$1,333,199
3/31/21	$2,091,931	$1,580,445	$1,394,145
6/30/21	$2,258,862	$1,715,556	$1,497,218
9/30/21	$2,270,484	$1,725,541	$1,481,433
12/31/21	$2,407,218	$1,915,818	$1,580,339
3/31/22	$2,083,427	$1,827,719	$1,495,620
6/30/22	$1,618,954	$1,533,435	$1,261,399
9/30/22	$1,601,533	$1,458,563	$1,175,375
12/31/22	$1,618,828	$1,568,846	$1,290,125
3/31/23	$1,786,015	$1,686,464	$1,384,380
6/30/23	$1,916,305	$1,833,898	$1,469,897
9/30/23	$1,821,758	$1,773,866	$1,419,882
12/31/23	$2,029,300	$1,981,259	$1,576,557
3/31/24	$2,127,306	$2,190,400	$1,704,877
6/30/24	$2,069,656	$2,284,231	$1,754,721
9/30/24	$2,279,504	$2,418,694	$1,870,776
12/31/24	$2,404,029	$2,476,964	$1,852,277
3/31/25	$2,213,782	$2,371,145	$1,827,743
6/30/25	$2,442,078	$2,630,605	$2,038,420
9/30/25	$2,519,519	$2,844,328	$2,193,804
12/31/25	$2,641,588	$2,919,845	$2,266,027

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Retail	9.88%	5.02%	12.91%
S&P 500 Index	17.88%	14.42%	14.33%
MSCI ACWI Index	22.34%	11.19%	10.77%

Performance Inception Date	Dec. 29, 2017
No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 559,087,397
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$559,087,397
# of Issuers	18
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*Footnote Reference*

Consumer Discretionary	20.3%
Financials	20.1%
Information Technology	19.0%
Industrials	16.8%
Health Care	9.8%
Real Estate	7.0%
Communication Services	5.2%
Materials	1.1%
Consumer Staples	0.4%
Energy	0.1%
Utilities	0.0%Footnote Reference‡
Unclassified	0.0%Footnote Reference‡

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Footnote	Description
Footnote‡	Rounds to less than 0.1%.
Footnote*	Individual weights may not sum to 100% (or displayed total) due torounding.

Country Exposures

(as a % of net assets)*

Value	Value
United States	86.1%
Canada	1.7%
Taiwan	1.4%
China	1.4%
India	1.3%
Netherlands	1.1%
Sweden	0.9%
Korea,Republic of	0.8%
Germany	0.6%
Other	4.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000198571
Shareholder Report [Line Items]
Fund Name	Baron WealthBuilder Fund
Class Name	TA Shares
Trading Symbol	BWBTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron WealthBuilder Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TA Shares	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Global equities rose sharply for a third consecutive year, overcoming a swift selloff early in the period related to investor concerns about President Trump’s new tariff policies. Tariff-related fears diminished as the year wore on and the AI boom and a series of U.S. Federal Reserve rate cuts helped push markets to new record highs. Smaller cap growth stocks trailed large caps for a fifth straight year. Given this backdrop, the Fund underperformed largely due to its elevated exposure to small- and mid-cap growth stocks via positions in Baron Growth, Small Cap, Discovery, and Asset, which together accounted for approximately 40% of average assets. Exposure to Baron Real Estate, Real Estate Income, and Health Care that are heavily invested in certain sectors that were out of favor during the year (Real Estate, REITs, and Health Care) and lower exposure to the prime beneficiaries of AI (semiconductors) also proved costly.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	TA Shares	S&P 500 Index	MSCI ACWI Index
12/29/17	$1,000,000	$1,000,000	$1,000,000
3/31/18	$1,024,000	$992,409	$989,664
6/30/18	$1,074,000	$1,026,487	$995,669
9/30/18	$1,120,000	$1,105,637	$1,038,252
12/31/18	$936,233	$956,158	$905,856
3/31/19	$1,113,467	$1,086,653	$1,016,144
6/30/19	$1,177,551	$1,133,421	$1,052,846
9/30/19	$1,152,953	$1,152,670	$1,052,574
12/31/19	$1,277,822	$1,257,217	$1,146,790
3/31/20	$1,042,652	$1,010,827	$901,776
6/30/20	$1,412,055	$1,218,485	$1,075,088
9/30/20	$1,691,304	$1,327,287	$1,162,495
12/31/20	$2,080,889	$1,488,530	$1,333,199
3/31/21	$2,106,240	$1,580,445	$1,394,145
6/30/21	$2,276,302	$1,715,556	$1,497,218
9/30/21	$2,288,978	$1,725,541	$1,481,433
12/31/21	$2,428,402	$1,915,818	$1,580,339
3/31/22	$2,103,648	$1,827,719	$1,495,620
6/30/22	$1,634,931	$1,533,435	$1,261,399
9/30/22	$1,618,636	$1,458,563	$1,175,375
12/31/22	$1,637,069	$1,568,846	$1,290,125
3/31/23	$1,806,420	$1,686,464	$1,384,380
6/30/23	$1,940,059	$1,833,898	$1,469,897
9/30/23	$1,846,205	$1,773,866	$1,419,882
12/31/23	$2,057,102	$1,981,259	$1,576,557
3/31/24	$2,157,364	$2,190,400	$1,704,877
6/30/24	$2,100,894	$2,284,231	$1,754,721
9/30/24	$2,314,676	$2,418,694	$1,870,776
12/31/24	$2,442,629	$2,476,964	$1,852,277
3/31/25	$2,251,276	$2,371,145	$1,827,743
6/30/25	$2,485,280	$2,630,605	$2,038,420
9/30/25	$2,564,926	$2,844,328	$2,193,804
12/31/25	$2,692,021	$2,919,845	$2,266,027

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
TA Shares	10.21%	5.28%	13.18%
S&P 500 Index	17.88%	14.42%	14.33%
MSCI ACWI Index	22.34%	11.19%	10.77%

Performance Inception Date	Dec. 29, 2017
No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 559,087,397
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$559,087,397
# of Issuers	18
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*Footnote Reference*

Consumer Discretionary	20.3%
Financials	20.1%
Information Technology	19.0%
Industrials	16.8%
Health Care	9.8%
Real Estate	7.0%
Communication Services	5.2%
Materials	1.1%
Consumer Staples	0.4%
Energy	0.1%
Utilities	0.0%Footnote Reference‡
Unclassified	0.0%Footnote Reference‡

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Footnote	Description
Footnote‡	Rounds to less than 0.1%.
Footnote*	Individual weights may not sum to 100% (or displayed total) due torounding.

Country Exposures

(as a % of net assets)*

Value	Value
United States	86.1%
Canada	1.7%
Taiwan	1.4%
China	1.4%
India	1.3%
Netherlands	1.1%
Sweden	0.9%
Korea,Republic of	0.8%
Germany	0.6%
Other	4.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000196933
Shareholder Report [Line Items]
Fund Name	Baron WealthBuilder Fund
Class Name	Institutional
Trading Symbol	BWBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron WealthBuilder Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Global equities rose sharply for a third consecutive year, overcoming a swift selloff early in the period related to investor concerns about President Trump’s new tariff policies. Tariff-related fears diminished as the year wore on and the AI boom and a series of U.S. Federal Reserve rate cuts helped push markets to new record highs. Smaller cap growth stocks trailed large caps for a fifth straight year. Given this backdrop, the Fund underperformed largely due to its elevated exposure to small- and mid-cap growth stocks via positions in Baron Growth, Small Cap, Discovery, and Asset, which together accounted for approximately 40% of average assets. Exposure to Baron Real Estate, Real Estate Income, and Health Care that are heavily invested in certain sectors that were out of favor during the year (Real Estate, REITs, and Health Care) and lower exposure to the prime beneficiaries of AI (semiconductors) also proved costly.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	Institutional	S&P 500 Index	MSCI ACWI Index
12/29/17	$1,000,000	$1,000,000	$1,000,000
12/31/17	$1,000,000	$1,000,000	$999,092
3/31/18	$1,024,000	$992,409	$988,766
6/30/18	$1,074,000	$1,026,487	$994,765
9/30/18	$1,119,000	$1,105,637	$1,037,310
12/31/18	$936,233	$956,158	$905,034
3/31/19	$1,112,465	$1,086,653	$1,015,222
6/30/19	$1,177,551	$1,133,421	$1,051,890
9/30/19	$1,152,993	$1,152,670	$1,051,618
12/31/19	$1,277,865	$1,257,217	$1,145,749
3/31/20	$1,041,648	$1,010,827	$900,957
6/30/20	$1,411,063	$1,218,485	$1,074,112
9/30/20	$1,690,310	$1,327,287	$1,161,440
12/31/20	$2,080,960	$1,488,530	$1,331,989
3/31/21	$2,107,368	$1,580,445	$1,392,879
6/30/21	$2,276,380	$1,715,556	$1,495,859
9/30/21	$2,289,056	$1,725,541	$1,480,088
12/31/21	$2,428,424	$1,915,818	$1,578,904
3/31/22	$2,103,667	$1,827,719	$1,494,262
6/30/22	$1,636,062	$1,533,435	$1,260,253
9/30/22	$1,618,614	$1,458,563	$1,174,308
12/31/22	$1,637,047	$1,568,846	$1,288,954
3/31/23	$1,807,549	$1,686,464	$1,383,123
6/30/23	$1,941,185	$1,833,898	$1,468,562
9/30/23	$1,847,333	$1,773,866	$1,418,593
12/31/23	$2,058,227	$1,981,259	$1,575,126
3/31/24	$2,158,488	$2,190,400	$1,703,329
6/30/24	$2,102,019	$2,284,231	$1,753,128
9/30/24	$2,315,798	$2,418,694	$1,869,077
12/31/24	$2,443,749	$2,476,964	$1,850,595
3/31/25	$2,251,246	$2,371,145	$1,826,083
6/30/25	$2,486,399	$2,630,605	$2,036,569
9/30/25	$2,566,044	$2,844,328	$2,191,813
12/31/25	$2,691,896	$2,919,845	$2,263,970

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Institutional	10.15%	5.28%	13.16%
S&P 500 Index	17.88%	14.42%	14.32%
MSCI ACWI Index	22.34%	11.19%	10.76%

Performance Inception Date	Dec. 29, 2017
No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 559,087,397
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$559,087,397
# of Issuers	18
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*Footnote Reference*

Consumer Discretionary	20.3%
Financials	20.1%
Information Technology	19.0%
Industrials	16.8%
Health Care	9.8%
Real Estate	7.0%
Communication Services	5.2%
Materials	1.1%
Consumer Staples	0.4%
Energy	0.1%
Utilities	0.0%Footnote Reference‡
Unclassified	0.0%Footnote Reference‡

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Footnote	Description
Footnote‡	Rounds to less than 0.1%.
Footnote*	Individual weights may not sum to 100% (or displayed total) due torounding.

Country Exposures

(as a % of net assets)*

Value	Value
United States	86.1%
Canada	1.7%
Taiwan	1.4%
China	1.4%
India	1.3%
Netherlands	1.1%
Sweden	0.9%
Korea,Republic of	0.8%
Germany	0.6%
Other	4.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com